     As Filed with the Securities and Exchange Commission On October 8, 2004

                                               File Nos. 333-60789 and 811-08941

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 13 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 16 (X)

                             THE VANTAGEPOINT FUNDS
               (Exact Name of Registrant as Specified in Charter)

         777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
               (Address of Principal Executive Offices) (Zip Code)

                                 (202) 962-4621
              (Registrant's Telephone Number, Including Area Code)

                          Paul F. Gallagher, Secretary
                     777 North Capitol Street, NE, Ste. 600
                              Washington, DC 20002
               (Name and Address of Agent for Service of Process)

                                 With Copies to:
                                 Kathryn B. McGrath, Esq.
                                 Crowell  &  Moring LLP
                                 1001 Pennsylvania Avenue N.W.
                                 Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

      __  immediately upon filing pursuant to paragraph (b) of rule 485

      __  on (date) pursuant to paragraph (b) of rule 485

      __  60 days after filing pursuant to paragraph (a)(1) of rule 485

      __  on (date) pursuant to paragraph (a)(1) of rule 485

      X   75 days after filing pursuant to paragraph (a)(2) of rule 485

      __  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                EXPLANATORY NOTE

      The Registrant is filing this Post-Effective Amendment No. 13 to the Registration Statement of The Vantagepoint Funds (the "Fund") in order to register eight new series of the Fund.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and we are not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  PRELIMINARY PROSPECTUS SUBJECT TO COMPLETION

                        THE VANTAGEPOINT MILESTONE FUNDS
                                   PROSPECTUS

                               DECEMBER    , 2004

The Vantagepoint Funds is a no-load diversified open-end management investment company. The Vantagepoint Funds operates as a "series" investment company offering twenty-seven distinct investment portfolios, with each fund having different investment objectives.

This prospectus gives you information about eight Vantagepoint Funds, The Vantagepoint Milestone Funds, (each a "Fund" and collectively the Funds") that you should know before investing. You should read this prospectus carefully and retain it for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           [VANTAGEPOINT FUNDS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY                                      1
  THE MILESTONE FUNDS                        1

FEE TABLES                                   8

INVESTMENT OBJECTIVES, INVESTMENT
  POLICIES, PRINCIPAL INVESTMENT
  STRATEGIES, AND RELATED RISKS             11
  INVESTMENT OBJECTIVES AND POLICIES        11

RISKS OF INVESTING IN THE FUNDS             20
  INVESTMENT LIMITATIONS                    21

MANAGEMENT OF THE FUNDS                     22

SHAREHOLDER INFORMATION                     23
  SHARE ACCOUNTING FOR ALL FUNDS            23
  VALUATION OF THE FUNDS                    23
  REINVESTMENT OF EARNINGS                  23
  PRICING AND TIMING OF TRANSACTIONS        23
  REPORTING TO INVESTORS                    24

PURCHASES, EXCHANGES AND REDEMPTIONS        24
  PURCHASES                                 24
  PURCHASES--VANTAGEPOINT ELITE             24
  PURCHASES BY EMPLOYEE BENEFIT PLANS       24
  EXCHANGES AND ALLOCATIONS AMONG
    FUNDS                                   25
  EXCHANGES--VANTAGEPOINT ELITE             25
  EXCHANGES BY TELEPHONE                    25
  MORE INFORMATION ABOUT EXCHANGES AND
    TRANSFERS                               25
  VANTAGELINE                               26
  VANTAGELINK                               26
  PURCHASES BY IRA INVESTORS                26
  REDEMPTIONS                               26
  REDEMPTIONS--VANTAGEPOINT ELITE           27
  DISTRIBUTION ARRANGEMENTS                 27

TAXATION                                    28

SUMMARY--INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------

A summary of the investment objectives, principal investment strategies (including the types of securities that may be held in each Fund) and principal risks of investing in the Funds is set forth below.

COMMON RISKS--To varying degrees, each of the Funds entail the risk that an investor may lose money. The proportionate amount invested by a Milestone Fund in each underlying fund is exposed to the same risks as that underlying fund. Each of the underlying funds, except the US Government Securities, Core Bond Index and Short-Term Bond Funds, invests a significant percentage of its assets in common stocks and is subject to all of the general risks of investing in the stock market. Stock market performance tends to run in cycles with periods of rising prices and periods of generally falling prices.

The Short-Term Bond, US Government Securities and Core Bond Index Funds, invest at least partially in fixed income securities and are subject to interest rate and credit risk.

Each Fund's net asset value ("NAV"), yield, and total return may be adversely affected by market conditions. Please see "Risks of Investing in the Funds" for more information about these risks.

PERFORMANCE--Because the Funds have not been in operation for a full calendar year, no performance information is included in the prospectus.

THE MILESTONE FUNDS
--------------------------------------------------------------------------------

As a group, the Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund and Milestone 2040 Fund are known as the Milestone Funds. The Milestone Funds are designed to serve as investing vehicles for retirement assets. Each invests in a professionally selected combination of equity and fixed income funds that is believed to be appropriate given the time remaining until retirement. Each of these Funds invests in certain other Vantagepoint Funds rather than investing directly in a portfolio of securities. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various Vantagepoint Funds in differing allocations. Each Milestone Fund follows the basic strategies described below.

Seven of the eight Milestone Funds are designed for investors who expect to retire in or around the year designated in the Fund's name. For example, the Milestone 2020 Fund is designed for investors who expect to retire in or within a few years of the year 2020. These "dated" Funds are designed to "age" such that each Fund's asset allocation becomes more conservative as the designated year approaches. In this way, overall risk is reduced as the time remaining until retirement becomes shorter.

The Milestone Retirement Income Fund is designed for investors very close to or currently in retirement. This Fund maintains a consistent asset allocation of approximately 30% in equity funds and 70% in fixed income funds. When the target asset allocation of a "target" fund matches the Retirement Income Fund's target asset allocation, it is expected that its assets will be merged with the assets of the Milestone Retirement Income Fund within approximately one year.

ASSET ALLOCATION--The allocation of each Milestone Fund among underlying Vantagepoint Funds and the asset classes they represent has been established by Vantagepoint Investment Advisers, LLC ("VIA"), the investment adviser to each Fund. Each Fund's equity allocation will consist of both domestic and foreign equity funds. Each Fund's fixed income allocation will consist of a bond fund(s) and may also include a short-duration bond fund for more conservative allocations.

VIA will adjust the asset allocation of each "dated" Milestone Fund to become more conservative as the designated year approaches. This reflects the importance of reducing investment risk as investors approach retirement. VIA has developed the following projected "aging" path to illustrate how the asset allocations of the dated Funds will change over time.

        ALL FUNDS FOLLOW THE SAME AGING PATH, REGARDLESS OF TARGET YEAR.

YEARS TO TARGET YEAR                                                        EQUITY EXPOSURE
--------------------                                                        ---------------
35                                                                               90.00
30                                                                               90.00
25                                                                               85.00
20                                                                               80.00
15                                                                               72.50
10                                                                               65.00
5                                                                                50.00
Retirement                                                                       30.00
-5                                                                               30.00

By June 30 of the year designated in each dated Fund's name, VIA expects to have reduced each Fund's equity allocation to 30% and increased its fixed income allocation to 70%.

The asset allocation of any Milestone Fund may differ from this chart for a variety of reasons. The most common reason is performance differences between a Fund's equity allocation and its fixed income allocation. For example, the chart above indicates that when a Milestone Fund is 10 years away from its target date, 65% of assets will be invested in equity funds and 35% in fixed income funds. If the weighted average return of its equity fund holdings is 10% and the weighted average return of its fixed income holdings is 5%, the Fund's equity allocation will rise to 66% and its fixed income allocation will fall to 34%. If deviations from the allocations suggested by the chart are permitted to persist over long periods, the risk of a given Fund may differ from that suggested by the chart above. Therefore, VIA monitors the Funds' asset allocations on a daily basis and will execute transactions as necessary to return Funds to or close to the asset allocations indicated by the chart, taking into account both the cost and benefit of such transactions.

Additionally, VIA may alter the amount allocated to the equity and fixed income asset classes of any Milestone Fund at its discretion.

UNDERLYING FUND SELECTION--VIA selects equity and fixed income funds to fulfill the asset class allocations of each Milestone Fund. Initial fund-level allocations are discussed in the following sections describing each Fund. In selecting funds to fulfill the asset class allocations, VIA will choose from the following candidate Vantagepoint Funds:

EQUITY FUNDS
-----------------------------------------------------
US Equity       VANTAGEPOINT ASSET ALLOCATION FUND
                VANTAGEPOINT EQUITY INCOME FUND
                VANTAGEPOINT 500 STOCK INDEX FUND
                VANTAGEPOINT GROWTH & INCOME FUND
                VANTAGEPOINT BROAD MARKET INDEX FUND
                VANTAGEPOINT GROWTH FUND
                VANTAGEPOINT MID/SMALL COMPANY INDEX
                  FUND
                VANTAGEPOINT AGGRESSIVE OPPORTUNITIES
                  FUND
FOREIGN EQUITY  VANTAGEPOINT OVERSEAS EQUITY INDEX
                  FUND
                VANTAGEPOINT INTERNATIONAL FUND

FIXED INCOME FUNDS
-----------------------------------------------------
US Bond         VANTAGEPOINT US GOVERNMENT SECURITIES
                  FUND
                VANTAGEPOINT CORE BOND INDEX FUND
                VANTAGEPOINT SHORT-TERM BOND FUND

VIA may, at its discretion, add additional funds to the above-listed set of candidate funds.

CHANGES TO THE UNDERLYING FUNDS--Any changes made in the underlying funds, such as changes in investment objectives, may affect the performance of the Milestone Funds that invest in the underlying funds. VIA may alter the asset or fund-level allocation of a Milestone Fund at its discretion under the supervision of the Board of Directors.

VIA will alter the underlying fund allocations of the dated Milestone Funds as time elapses towards the target year designated in the Fund's name. VIA can make changes by increasing or reducing the allocation to an underlying fund, by removing underlying funds, or by adding new underlying funds from the candidate list. Additionally, VIA may also make discretionary changes to the underlying fund allocations for reasons other than the passage of time. Reasons for discretionary changes to underlying fund allocations include changes to the underlying funds, such as a change in investment objective or investment strategy and VIA's assessments of market conditions and relative valuation.

REBALANCING--If one component of a particular Milestone Fund outperforms another component over any given time period, the Milestone Fund will become "out of balance." For example, if the stock component of a Milestone Fund outperforms the bond portion, the allocation of the stock portion will increase beyond the predetermined allocation. A material change in the predetermined allocation could affect both the level of risk and the potential for gain or loss.

VIA monitors the performance and underlying fund allocation of each Milestone Fund. From time to time, it will be necessary to transfer assets from one underlying fund to another in order to rebalance any or all of the Milestone Funds.

REACHING THE TARGET DATE--It is expected that within approximately one year of each dated Fund reaching June 30 of the year designated in its name, the dated Fund will be combined with the Milestone Retirement Income Fund and the Fund's shareholders will become shareholders of the Milestone Retirement Income Fund. Shareholders will be provided with additional information at that time.

Who should invest in these Funds?

In general, the Milestone Funds have been designed for investors who prefer to delegate most investment management tasks--such as portfolio construction, periodic rebalancing, and risk reduction as the anticipated year of retirement approaches--to investment professionals.

Which Fund is right for me?

The primary factor an investor should consider in selecting a Milestone Fund is the year in which they plan to retire and/or begin withdrawing assets. The Funds have been designed on the assumption that investors will begin withdrawing assets in the "target" year of the selected Fund. If the year in which you plan to retire and the year in which you plan to begin withdrawing are significantly different (as it often is, for example, for public safety employees), you should take that into consideration when making your Fund selection decision.

Investors should also consider their personal financial circumstances, additional sources of retirement income, and tolerance for risk when selecting a Milestone Fund. You can lose money in any of the Milestone Funds, including the Milestone Retirement Income Fund. Choosing a Fund with an earlier "target" date than your anticipated retirement/withdrawal date is a more conservative investment decision, while choosing a Fund with a later target date is a more aggressive investment decision. If you are highly risk-averse or cannot tolerate even small losses, you may wish to select an investment option that seeks a higher degree of capital preservation than the Milestone Funds.

The Milestone Funds should not be considered a complete solution for all of your retirement savings needs. Selecting a Milestone Fund does not guarantee that you will achieve adequate savings for retirement.

The Milestone Funds and their investment objectives are as follows:

Milestone Retirement Income Fund

INVESTMENT OBJECTIVE--The Fund seeks current income and risk-limited opportunities for capital growth.

PRINCIPAL INVESTMENT STRATEGY--To seek to invest 70% of the Fund's assets in fixed income funds and 30% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

                                         TARGET
                                         ------
Short-Term Bond Fund                      35%
Core Bond Index Fund                      35%
Equity Income Fund                        10%
Growth & Income Fund                      15%
International Fund                         5%

This asset allocation is designed for investors who are in retirement or who expect to retire shortly.

PRINCIPAL RISKS--The Fund is subject to interest rate and credit risks, and, to a lesser extent, the general risks of investing in the domestic and international stock markets. The Fund is also subject to asset allocation risk.

PERFORMANCE INFORMATION--Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

Milestone 2010 Fund

INVESTMENT OBJECTIVE--To offer high total return consistent with the Fund's current asset allocation.

PRINCIPAL INVESTMENT STRATEGY--To invest in a combination of Vantagepoint equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2010. As of the date of this prospectus 50% of the Fund's assets is allocated to equity funds and 50% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2010, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, VIA intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Short-Term Bond Fund                      20%
Core Bond Index Fund                      30%
Equity Income Fund                        10%
Growth & Income Fund                      27%
Growth Fund                                5%
International Fund                         8%

PRINCIPAL RISKS--The Fund is subject to interest rate and credit risks, and the general risks of investing in the domestic and international stock markets. The Fund is also subject to asset allocation risk.

PERFORMANCE INFORMATION--Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

Milestone 2015 Fund

INVESTMENT OBJECTIVE--To offer high total return consistent with the Fund's current asset allocation.

PRINCIPAL INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2015. As of the date of this prospectus, 65% of the Fund's assets is allocated to equity funds and 35% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2015, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, VIA intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Short-Term Bond Fund                      10%
Core Bond Index Fund                      25%
Equity Income Fund                         9%
Growth & Income Fund                      31%
Growth Fund                                6%
Mid/Small Company Index Fund               7%
International Fund                        12%

PRINCIPAL RISKS--The Fund is subject to general risks of investing in the domestic and international stock markets and, to a lesser extent, interest rate and credit risks. The Fund is also subject to asset allocation risk.

PERFORMANCE INFORMATION--Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

Milestone 2020 Fund

INVESTMENT OBJECTIVE--To offer high total return consistent with the Fund's current asset allocation.

PRINCIPAL INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2020. As of the date of this prospectus, 72% of the Fund's assets is allocated to equity funds and 28% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2020, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, VIA intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Short-Term Bond Fund                       5%
Core Bond Index Fund                      23%
Equity Income Fund                         9%
Growth & Income Fund                      33%
Growth Fund                                7%
Mid/Small Company Index Fund               9%
International Fund                        14%

PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the domestic and international stock markets and, to a lesser extent, interest rate and credit risks. The Fund is also subject to asset allocation risk.

PERFORMANCE INFORMATION--Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

Milestone 2025 Fund

INVESTMENT OBJECTIVE--To offer high total return consistent with the Fund's current asset allocation.

PRINCIPAL INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2025. As of the date of this prospectus, 80% of the Fund's assets is allocated to equity funds and 20% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2025, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, VIA intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Core Bond Index Fund                      20%
Equity Income Fund                         9%
Growth & Income Fund                      37%
Growth Fund                                7%
Mid/Small Company Index Fund              11%
International Fund                        16%

PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the domestic and international stock markets, and, to a lesser extent, interest rate and credit risk. The Fund is also subject to asset allocation risk.

PERFORMANCE INFORMATION--Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

Milestone 2030 Fund

INVESTMENT OBJECTIVE--To offer high total return consistent with the Fund's current asset allocation.

PRINCIPAL INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2030. As of the date of this prospectus, 85% of the Fund's assets is allocated to equity funds and 15% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2030, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, VIA intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Core Bond Index Fund                      15%
Equity Income Fund                         8%
Growth & Income Fund                      37%
Growth Fund                                8%
Mid/Small Company Index Fund              13%
International Fund                        19%

PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the domestic and international stock markets, and, to a lesser extent, interest rate and credit risks. The Fund is also subject to asset allocation risk.

PERFORMANCE INFORMATION--Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

Milestone 2035 Growth Fund

INVESTMENT OBJECTIVE--To offer high total return consistent with the Fund's current asset allocation.

PRINCIPAL INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2035. As of the date of this prospectus, 90% of the Fund's assets is allocated to equity funds and 10% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2035, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, the Fund's adviser intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Core Bond Index Fund                      10%
Equity Income Fund                         7%
Growth & Income Fund                      40%
Growth Fund                                8%
Mid/Small Company Index Fund              15%
International Fund                        20%

PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the domestic and international stock markets, and, to a lesser extent, interest rate and credit risks. The Fund is also subject to asset allocation risk.

PERFORMANCE INFORMATION--Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

Milestone 2040 Fund

INVESTMENT OBJECTIVE--To offer high total return consistent with the Fund's current asset allocation.

PRINCIPAL INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2040. As of the date of this prospectus, 90% of the Fund's assets is allocated to equity funds and 10% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2040, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, the Fund's adviser intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Core Bond Index Fund                      10%
Equity Income Fund                         7%
Growth & Income Fund                      40%
Growth Fund                                8%
Mid/Small Company Index Fund              15%
International Fund                        20%

PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the domestic and international stock markets and, to a lesser extent, interest rate and credit risks. The Fund is also subject to asset allocation risk.

PERFORMANCE INFORMATION--Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

FEE TABLES
--------------------------------------------------------------------------------

Fees and Expenses of the Funds

The purpose of the following tables is to help you understand the various costs that you, as a shareholder, will bear directly or indirectly when you invest in Milestone Funds.

Shareholder Transaction Expenses
(Fees Paid Directly From Your Investment)

Maximum Sales Charge
  (Load) Imposed on
  Purchases                     None
Maximum Deferred Sales
  Charge (Load)                 None
Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends
  (and other
  Distributions)                None
Maximum Account Fee             None

The following table shows the annual operating expenses you may pay if you buy and hold shares of a Fund. These expenses, calculated as a percentage of average net assets, are deducted from Fund assets, and are factored into any quoted share price or investment return. If you invest in the Funds through the Vantagepoint Elite program, other fees may apply.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                             ADVISORY    OTHER      TOTAL
     MILESTONE FUNDS*          FEE      EXPENSES   EXPENSES
     ----------------        --------   --------   --------
Milestone Retirement Income   0.10%      0.70%      0.80%

Milestone 2010                0.10%      0.78%      0.88%

Milestone 2015                0.10%      0.80%      0.90%

Milestone 2020                0.10%      0.82%      0.92%

Milestone 2025                0.10%      0.85%      0.95%

Milestone 2030                0.10%      0.87%      0.97%

Milestone 2035                0.10%      0.89%      0.99%

Milestone 2040                0.10%      0.89%      0.99%

* Shareholders in the Milestone Funds indirectly pay the expenses of the underlying Vantagepoint Funds in which the Milestone Funds invest. The expense figure in the column labeled "Other Expenses" includes an estimate of this indirect expense, based upon each underlying Fund's current expense ratio.

Example

This example is intended to help you compare the cost of investing in the Milestone Funds with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs or returns may be higher or lower, based on these assumptions your costs would be:

MILESTONE FUNDS*                               1 YR*   3 YRS
----------------                               -----   -----
Milestone Retirement Income Fund               $       $
Milestone 2010 Fund                            $       $
Milestone 2015 Fund                            $       $
Milestone 2020 Fund                            $       $
Milestone 2025 Fund                            $       $
Milestone 2030 Fund                            $       $
Milestone 2035 Fund                            $       $
Milestone 2040 Fund                            $       $

* Reflects an estimate of the indirect expenses of the underlying funds.

If you are investing through another financial institution or a retirement account, you may be subject to additional fees or expenses, such as plan administration fees. Please refer to the program materials of that financial institution or retirement account for any special provisions, additional service features, or fees and expenses that may apply to your investment in a Fund.

INVESTMENT OBJECTIVES,
INVESTMENT POLICIES,
PRINCIPAL INVESTMENT STRATEGIES,
AND RELATED RISKS
--------------------------------------------------------------------------------

The Funds' investment adviser, VIA, selects the underlying Vantagepoint Funds in which the Milestone Funds invest. VIA also serves as the investment adviser for all of the underlying Vantagepoint Funds.

For certain underlying funds, VIA employs a multi-management strategy to manage the fund using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, where advantageous, VIA allocates fund assets among multiple subadvisers practicing distinct and complementary investment strategies.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------------------------

The Milestone Funds have adopted certain investment policies and limitations. Those designated as "fundamental" in this prospectus or in the Statement of Additional Information cannot be changed without shareholder approval. Others may be changed at the discretion of the Board of Directors.

The descriptions that follow are designed to help you choose the Funds that best fit your investment objectives and tolerance for risk.

Milestone Funds

The eight Milestone Funds are designed to provide investors with a more complete investment program for retirement assets--asset allocation, fund selection, and rebalancing--in a single fund. The Milestone Funds invest in other Vantagepoint Funds rather than investing directly in a portfolio of securities. Each Milestone Fund seeks a different degree of potential risk and return by diversifying among various Vantagepoint Funds in differing allocations.

INVESTMENT RISKS--The proportionate amount invested by a Milestone Fund in each underlying fund is exposed to the same risks as that underlying fund. For example, the portion of a Milestone Fund that is invested in the Vantagepoint Growth & Income Fund bears the risks of an investment in that fund. Please refer to the descriptions of the underlying funds for a discussion of those risks.

Milestone Retirement Income Fund

GENERAL DESCRIPTION AND GOALS--To offer current income and risk-limited opportunities for capital growth.

INVESTMENT STRATEGY--To invest in a combination of Vantagepoint equity and fixed income funds using a consistent asset allocation of approximately 70% fixed income funds and 30% equity funds. This asset allocation is designed for investors who are in retirement or who expect to retire shortly.

As of the date of this prospectus, VIA intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Short-Term Bond Fund                      35%
Core Bond Index Fund                      35%
Equity Income Fund                        10%
Growth & Income Fund                      15%
International Fund                         5%

The Fund's fixed income holdings consist mainly of a diversified mix of U.S. government, U.S. agency, and investment-grade corporate bonds of varying maturities. Additionally, approximately one-third of total Fund assets are invested in the Vantagepoint Short-Term Bond Fund, which seeks a high level of total return that is consistent with the preservation of capital. The Vantagepoint Short-Term Bond Fund has been included in an effort to seek to reduce the overall volatility of the Milestone Retirement Income Funds's share price.

The Fund's equity holdings consist mainly of large-capitalization U.S. stocks and larger-capitalization stocks of developed countries.

VIA may, at its discretion, vary the allocations to the underlying funds so that actual fund allocations may be more than or less than noted above. VIA may also use other Vantagepoint Funds from the list of candidate funds to fulfill the asset class allocations.

SUITABILITY FOR INVESTORS--The Milestone Retirement Income Fund may be appropriate for you if you are very close to retirement or are already in retirement.

Milestone 2010 Fund

GENERAL DESCRIPTION AND GOALS--To offer high total return consistent with the Fund's current asset allocation.

INVESTMENT STRATEGY--To invest in a combination of Vantagepoint equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2010. As of the date of this prospectus, 50% of the Fund's assets is allocated to equity funds and 50% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2010, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, the Fund's adviser intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Short-Term Bond Fund                      20%
Core Bond Index Fund                      30%
Equity Income Fund                        10%
Growth & Income Fund                      27%
Growth Fund                                5%
International Fund                         8%

The Fund's fixed income holdings consist largely of a diversified mix of U.S. government, U.S. agency, and investment-grade corporate bonds of varying maturities. Additionally, approximately 20% of total Fund assets are invested in the Vantagepoint Short-Term Bond Fund, which seeks a high level of total return that is consistent with the preservation of capital. The Vantagepoint Short-Term Bond Fund has been included in an effort to seek to reduce the overall volatility of the Milestone 2010 Fund's share price.

The Fund's equity holdings consist mainly of large-capitalization U.S. stocks and larger-capitalization stocks of developed countries.

VIA may, at its discretion, vary the allocations to the underlying funds so that actual fund allocations may be more than or less than noted above. VIA may also use other Vantagepoint funds from the list of candidate funds to fulfill the asset class allocations.

SUITABILITY FOR INVESTORS--The Milestone 2010 Fund may be appropriate for you if you plan to retire or to begin withdrawing from your retirement account in or around the year 2010.

Milestone 2015 Fund

GENERAL DESCRIPTION AND GOALS--To offer high total return consistent with the Fund's current asset allocation.

INVESTMENT STRATEGY--To invest in a combination of Vantagepoint equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2015. As of the date of this prospectus, 65% of the Fund's assets is allocated to equity funds and 35% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2015, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, the Fund's adviser intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Short-Term Bond Fund                      10%
Core Bond Index Fund                      25%
Equity Income Fund                         9%
Growth & Income Fund                      31%
Growth Fund                                6%
Mid/Small Company Index Fund               7%
International Fund                        12%

The Fund's fixed income holdings consist mainly of a diversified mix of U.S. government, U.S. agency, and investment-grade corporate bonds of varying maturities. Additionally, approximately 10% of total Fund assets are invested in the Vantagepoint Short-Term Bond Fund, which seeks a high level of total return that is consistent with the preservation of capital.

The Fund's equity holdings consist of large-, mid-and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries.

VIA may, at its discretion, vary the allocations to the underlying funds so that actual fund allocations may be more than or less than noted above. VIA may also use other Vantagepoint funds from the list of candidate funds to fulfill the asset class allocations.

SUITABILITY FOR INVESTORS--The Milestone 2015 Fund may be appropriate for you if you plan to retire or to begin withdrawing from your retirement account in or around the year 2015.

Milestone 2020 Fund

GENERAL DESCRIPTION AND GOALS--To offer high total return consistent with the Fund's current asset allocation.

INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2020. As of the date of this prospectus, 72% of the Fund's assets is allocated to equity funds and 28% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2020, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, the Fund's adviser intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Short-Term Bond Fund                       5%
Core Bond Index Fund                      23%
Equity Income Fund                         9%
Growth & Income Fund                      33%
Growth Fund                                7%
Mid/Small Company Index Fund               9%
International Fund                        14%

The Fund's fixed income holdings consist mainly of a diversified mix of U.S. government, U.S. agency, and investment-grade corporate bonds of varying maturities. Additionally, approximately 5% of total Fund assets are invested in the Vantagepoint Short-Term Bond Fund, which seeks a high level of total return that is consistent with the preservation of capital.

The Fund's equity holdings consist of large-, mid-and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries.

VIA may, at its discretion, vary the allocations to the underlying funds so that actual fund allocations may be more than or less than noted above. VIA may also use other Vantagepoint funds from the list of candidate funds to fulfill the asset class allocations.

SUITABILITY FOR INVESTORS--The Milestone 2020 Fund may be appropriate for you if you plan to retire or to begin withdrawing from your retirement account in or around the year 2020.

Milestone 2025 Fund

GENERAL DESCRIPTION AND GOALS--To offer high total return consistent with the Fund's current asset allocation.

INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2025. As of the date of this prospectus, 80% of the Fund's assets is allocated to equity funds and 20% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2025, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, the Fund's adviser intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Core Bond Index Fund                      20%
Equity Income Fund                         9%
Growth & Income Fund                      37%
Growth Fund                                7%
Mid/Small Company Index Fund              11%
International Fund                        16%

The Fund's fixed income holdings consist mainly of a diversified mix of U.S. government, U.S. agency, and investment-grade corporate bonds of varying maturities.

The Fund's equity holdings consist of large-, mid and small-capitalization U.S. stocks and large-capitalization stocks of developed countries.

VIA may, at its discretion, vary the allocations to the underlying funds so that actual fund allocations may be more than or less than noted above. VIA may also use other Vantagepoint funds from the list of candidate funds to fulfill the asset class allocations.

SUITABILITY FOR INVESTORS--The Milestone 2025 Fund may be appropriate for you if you plan to retire or to begin withdrawing from your retirement account in or around the year 2025.

Milestone 2030 Fund

GENERAL DESCRIPTION AND GOALS--To offer high total return consistent with the Fund's current asset allocation.

INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2030. As of the date of this prospectus, 85% of the Fund's assets is allocated to equity funds and 15% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2030, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, the Fund's adviser intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Core Bond Index Fund                      15%
Equity Income Fund                         8%
Growth & Income Fund                      37%
Growth Fund                                8%
Mid/Small Company Index Fund              13%
International Fund                        19%

The Fund's fixed income holdings consist mainly of a diversified mix of U.S. government, U.S. agency, and investment-grade corporate bonds of varying maturities.

The Fund's equity holdings consist of large-, mid-and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries.

VIA may, at its discretion, vary the allocations to the underlying funds so that actual fund allocations may be more than or less than noted above. VIA may also use other Vantagepoint funds from the list of candidate funds to fulfill the asset class allocations.

SUITABILITY FOR INVESTORS--The Milestone 2030 may be appropriate for you if you plan to retire or to begin withdrawing from your retirement account in or around the year 2030.

Milestone 2035 Fund

GENERAL DESCRIPTION AND GOALS--To offer high total return consistent with the Fund's current asset allocation.

INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2035. As of the date of this prospectus, 90% of the Fund's assets is allocated to equity funds and 10% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2035, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, the Fund's adviser intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Core Bond Index Fund                      10%
Equity Income Fund                         7%
Growth & Income Fund                      40%
Growth Fund                                8%
Mid/Small Company Index Fund              15%
International Fund                        20%

The Fund's fixed income holdings consist mainly of a diversified mix of U.S. government, U.S. agency, and investment-grade corporate bonds of varying maturities.

The Fund's equity holdings consist of large-, mid-and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries.

VIA may, at its discretion, vary the allocations to the underlying funds so that actual fund allocations may be more than or less than noted above. VIA may also use other Vantagepoint funds from the list of candidate funds to fulfill the asset class allocations.

SUITABILITY FOR INVESTORS--The Milestone 2035 Fund may be appropriate for you if you plan to retire or to begin withdrawing from your retirement account in or around the year 2035.

Milestone 2040 Fund

GENERAL DESCRIPTION AND GOALS--To offer high total return consistent with the Fund's current asset allocation.

INVESTMENT STRATEGY--To invest in a combination of equity and fixed income funds using an asset allocation strategy designed for investors expecting to retire around the year 2040. As of the date of this prospectus, 90% of the Fund's assets is allocated to equity funds and 10% is allocated to fixed income funds. As time elapses, the Fund's allocation to equity funds will decrease and the Fund's allocation to fixed income funds will increase so that by June 30 of the year 2040, the Fund's asset allocation will be approximately 30% equity funds and 70% fixed income funds.

As of the date of this prospectus, the Fund's adviser intends to fulfill the asset class allocations with the following funds:

                                         TARGET
                                         ------
Core Bond Index Fund                      10%
Equity Income Fund                         7%
Growth & Income Fund                      40%
Growth Fund                                8%
Mid/Small Company Index Fund              15%
International Fund                        20%

The Fund's fixed income holdings consist mainly of a diversified mix of U.S. government, U.S. agency, and investment-grade corporate bonds of varying maturities.

The Fund's equity holdings consist of large-, mid-and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries. The Fund uses an index fund to achieve core equity exposure to large-capitalization U.S. stocks.

VIA may, at its discretion, vary the allocations to the underlying funds so that actual fund allocations may be more than or less than noted above. VIA may also use other Vantagepoint funds from the list of candidate funds to fulfill the asset class allocations.

SUITABILITY FOR INVESTORS--The Milestone 2040 Fund may be appropriate for you if you plan to retire or to begin withdrawing from your retirement account in or around the year 2040.

DESCRIPTION OF UNDERLYING
VANTAGEPOINT FUNDS
--------------------------------------------------------------------------------

The following is a brief description of the investment objectives, principal investment strategies and risks of the underlying Vantagepoint Funds in which the Milestone Funds may invest.

Vantagepoint Short-Term Bond Fund

INVESTMENT OBJECTIVE--To seek total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGY--To invest, under normal market conditions, at least 80% of its total assets in bonds of varying maturities. The Fund also normally will invest at least 65% of its total assets in securities with more than one year to maturity, and its maximum average portfolio maturity (on a dollar-weighted basis) is three years.

PRINCIPAL RISKS--The Fund is subject to all of the general risks of investing in the bond market as well as interest rate, credit and derivatives securities risk.

US Government Securities Fund

INVESTMENT OBJECTIVE--To offer current income.

PRINCIPAL INVESTMENT STRATEGY--To invest at least 80% of its net assets in securities issued by the U.S. Treasury and U.S. Government-sponsored entities, including mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Mortgage-backed securities issued by Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government.

PRINCIPAL RISKS--The Fund is exposed to credit and interest rate risks. Credit risk is the possibility that the issuer of a debt security will default. Because the Fund's securities are those issued by the U.S. Treasury and U.S. Government-sponsored entities, the risk of default is considered to be less than in a fixed income fund that includes securities of private issuers such as corporate bonds. Securities with longer maturities are more sensitive to changes in interest rates. The Fund is expected to experience volatility similar to an intermediate-term (3-7 years) bond fund. Ginnie Mae guarantees the payment of principal and interest on Ginnie Mae securities and this guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae may borrow from the U.S. Treasury if needed to make payments under its guarantee. The guarantee does not apply to the value or yield of Ginnie Mae securities. Fannie Mae guarantees full and timely payment of all interest and principal and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. Securities issued by Fannie Mae and Freddie Mac are supported by their right to borrow money from the U.S. Treasury under certain circumstances. There is no assurance that the U.S. Government will support Fannie Mae or Freddie Mac securities and, accordingly, these securities involve a risk of non-payment of principal and interest. The Fund's investments in mortgage-backed securities also are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the Fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated.

Asset Allocation Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth at a lower level of risk than an all-equity portfolio.

PRINCIPAL INVESTMENT STRATEGY--To tactically allocate assets among common stocks, bonds and short-term debt instruments. Under normal circumstances, the Fund invests 40% to 70% of its assets in common stocks; however, the Fund's investments in common stocks may range from as little as 0% to as much as 100% of Fund assets. The Fund invests the rest of its assets in short-term debt instruments and U.S. Treasury obligations. Strategies used by the Fund's subadviser include:

     - allocating among stocks, bonds and cash based on evaluations of stock market risk.
     - allocating among stocks, bonds and cash based on relative expected returns.

PRINCIPAL RISKS--The Fund is subject to all of the general risks of investing in the stock market, as well as interest rate and credit risks.

Equity Income Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth with consistency derived from dividend yield.

PRINCIPAL INVESTMENT STRATEGY--To invest, under normal circumstances, at least 80% of its net assets in equity securities. Strategies used by the Fund's subadvisers include:

     - investing in common stocks of companies that pay dividends at a relatively high level.
     - focusing on larger-capitalization companies.
     - investing in companies whose stocks are considered temporarily out of favor.
     - focusing on dividend paying common stocks of well established companies.

PRINCIPAL RISKS--While investment in the Fund involves all of the general risks of investing in the stock market, the Fund's emphasis on income is intended to result in less volatility over the long term than is associated with other types of common stock funds. As a result of the Fund's income focus, certain sectors and/or specific industries may be emphasized. As such, the Fund may exhibit greater sensitivity to certain economic factors or trends (e.g., changing interest rates) than the general stock market.

Growth & Income Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth and current income.

PRINCIPAL INVESTMENT STRATEGY--To invest primarily in common stocks that the Fund's subadvisers believe offer the potential for capital appreciation and, secondarily, current income. Strategies used by the Fund's subadvisers include:

     - focusing on large-capitalization companies whose stocks offer potential for price appreciation because of undervaluation, earnings growth or both.
     - emphasizing stocks that may pay dividends.

PRINCIPAL RISKS--The Fund is subject to all of the general risks of investing in the stock market, notably the risk of loss over the short term.

Growth Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY--To invest primarily in common stocks that are considered by the Fund's subadvisers to have above-average potential for growth. Strategies used by the Fund's subadvisers include:

     - investing primarily in stocks of medium- to large-capitalization companies.
     - selecting stocks of companies with long-term growth characteristics.

PRINCIPAL RISKS--The Fund is subject to all of the general risks of investing in the stock market, notably the risk of loss over the short term. The Fund's investment in growth companies exposes it to a greater degree of price and earnings volatility and risk of loss over shorter time periods than the stock market as a whole.

Aggressive Opportunities Fund

INVESTMENT OBJECTIVE--To offer high long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY--To invest, under normal circumstances, primarily in common stocks of small- to medium-capitalization U.S. and foreign companies that the Fund's subadvisers believe offer the opportunity for high capital appreciation. Strategies used by the Fund's subadvisers include:

     - investing in companies expected to exhibit high earnings growth.
     - investing in emerging growth companies.

PRINCIPAL RISKS--The Fund is subject to all of the general risks of investing in the stock market, notably the risk of loss over the short term. The Fund's investment in smaller companies may expose it to greater risk of loss and price volatility because of factors such as less-certain growth prospects and lower market liquidity. The Fund's investment in foreign securities may present additional risk.

International Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth and diversification by country.

PRINCIPAL INVESTMENT STRATEGY--To invest primarily in the common stocks of companies headquartered outside of the United States. The Fund will invest, under normal circumstances, at least 80% of its assets in foreign equity securities. The Fund may also invest a portion of its assets (20% or less) in U.S. or foreign bonds and U.S. stocks. Strategies used by the Fund's subadvisers include:

     - investing in stocks with above-average potential for growth across all capitalization sizes.
     - investing in stocks believed to be temporarily undervalued.

PRINCIPAL RISKS--The Fund is subject to the general risk of investing in the stock market. In addition, the Fund is subject to the special risks of international investing. These include: accounting and financial reporting standards that may differ from those used in the U.S.; less supervision of stock exchanges and brokers; the risk of foreign currency values changing relative to the U.S. dollar; higher transaction costs of non-U.S. markets; and the risk that political events or financial problems will weaken a particular country's economy. Also, the Fund may invest in less-developed countries where these risks can be more substantial.

Core Bond Index Fund

INVESTMENT OBJECTIVE--To offer current income by approximating the performance of the Lehman Brothers Aggregate Bond Index.

PRINCIPAL INVESTMENT STRATEGY--To invest, under normal circumstances, at least 90% of its net assets in a sampling of bonds selected and weighted to result in investment characteristics comparable to those of the Lehman Brothers Aggregate Bond Index and performance that correlates with the performance of that index.

PRINCIPAL RISKS--The Fund is subject to interest rate risk and credit risk. The Fund is expected to experience the volatility characteristics similar to those of an intermediate-maturity fixed income fund.

500 Stock Index Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth by approximating the performance of the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGY--To seek to invest, under normal circumstances, at least 90% of its net assets in all of the stocks in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the index.

PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the stock market, and is expected to have about the same volatility and risk of loss as the S&P 500 Index.

Broad Market Index Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

PRINCIPAL INVESTMENT STRATEGY--To invest, under normal circumstances, at least 90% of its net assets in a sampling of stocks that is selected and weighted to seek to result in investment characteristics comparable to those of the Wilshire 5000 Total Market Index and performance that correlates with the performance of that index.

PRINCIPAL RISKS--The Fund is expected to have the same volatility and risk of loss as the U.S. stock market as a whole. Additionally, the Wilshire 5000 Total Market Index includes small-and mid-capitalization companies whose stocks tend to have more price volatility and present greater risks of loss than those of larger companies.

Mid/Small Company Index Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

PRINCIPAL INVESTMENT STRATEGY--To invest, under normal circumstances, at least 90% of its net assets in a sampling of securities that is selected and weighted to seek to result in investment characteristics comparable to those of the Wilshire 4500 Completion Index and performance that correlates with the performance of that index.

PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the stock market. In addition, the Wilshire 4500 Completion Index is composed entirely of small- and mid-capitalization companies, whose stocks tend to have greater price volatility and risk of loss than those of larger companies.

Overseas Equity Index Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Free Index.

PRINCIPAL INVESTMENT STRATEGY--To invest, under normal circumstances, at least 90% of its net assets in a sampling of securities that is selected and weighted to seek to result in investment characteristics comparable to those of the MSCI EAFE Free Index and performance that correlates with the performance of that index.

PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the stock market. In addition, the Fund is subject to the special risks of international investing. These include: accounting and financial reporting standards that may differ from those used in the U.S.; less supervision of stock exchanges and brokers; the risk of foreign currency values changing relative to the U.S. dollar; higher transaction costs of non-U.S. markets; and the risk that political events or financial problems will weaken a particular country's economy. Also, the Fund may invest in less-developed countries where these risks can be more substantial.

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

The following is a description of one or more of the risks that you will face as an investor in the Funds. The underlying funds of the Milestone Funds are subject to a number of risks that may affect the value of their shares and therefore, impact the Milestone Funds. Also with respect to the Milestone Funds, the proportionate amount invested by a Milestone Fund in each underlying fund is exposed to the same risks of that underlying fund. It is important to keep in mind one of the main axioms of investing: the higher the potential reward, the higher the risk of losing money. The reverse is also generally true: the lower the potential reward, the lower the risk.

I. Stock Market Risk

Stock market risk is the possibility that stock prices overall will decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

To illustrate the volatility of the U.S. stock market, the following table shows the best, worst and average total returns for the U.S. stock market over various time periods as measured by the S&P 500 Index.

                    AVERAGE ANNUAL U.S. STOCK MARKET RETURNS
                                  (1926-2003)

                       1 YEAR   5 YEARS   10 YEARS   20 YEARS
                       ------   -------   --------   --------
Best                   53.99%    28.55%    20.06%     17.87%
Worst                  -43.34%  -12.47%    -0.89%      3.11%

Average                12.41%    10.78%    11.22%     11.38%

The S&P 500 Index tracks mainly large-capitalization stocks. Other groupings of stocks are likely to carry different degrees of volatility as risk of loss. For example, small-capitalization stocks, as a group, have historically exhibited greater short-term volatility than that of the S&P 500 Index. All of the Funds are subject to some level of stock market risk.

II. Foreign Securities Risk

Foreign securities are subject to the same market risks as U.S. securities, such as general economic conditions and company and industry prospects. However, foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, operational uncertainty, differing accounting and financial reporting standards, limited availability of information and currency conversion and pricing factors affecting investment in the securities of foreign businesses or governments. These risk factors may be even more prevalent in emerging markets. Foreign securities are also subject to the risks associated with the value of foreign currencies. A decline in the value of foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. The portions of each Milestone Fund investing in the International Fund, Aggressive Opportunities Fund or Overseas Equity Index Fund are subject to these risks. The Growth, Growth & Income and Equity Income Funds may invest a limited portion of their respective assets in foreign securities, and would be subject to these risks to the extent of such investment.

III. Interest Rate Risk

Bonds also experience market risk, which is linked to changes in interest rates. The general rule is that if interest rates rise, bond prices will fall. The reverse is also true: if interest rates fall, bond prices will generally rise. These rules apply to government securities as well as to corporate securities.

A bond with a longer maturity (or a bond fund with a longer average maturity) will typically fluctuate more in price than a shorter term bond. The portions of each Milestone Fund investing in the US Government Securities Fund, the Core Bond Index Fund and the Short-Term Bond Fund are subject to this risk. Because of their very short-term nature, money market instruments carry less interest rate risk.

Mortgage-backed securities also are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, necessitating reinvestment in lower-yielding instruments. Additionally, mortgage securities are exposed to spread risk which is the possibility that the yield demanded by investors will rise relative to Treasury yields.

IV. Credit Risk

Bonds and bond funds are also exposed to credit risk, which is the possibility that the issuer of a bond will default on its obligation to pay interest and principal. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, have virtually no credit risk, while securities issued or guaranteed by U.S. Government agencies or government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government may be subject to varying degrees of credit risk. Corporate bonds rated BBB or above by Standard & Poor's Rating Group, such as some of the bonds held by the Core Bond Index Fund, are generally considered to carry moderate credit risk. Corporate bonds rated lower than BBB are considered to have significant credit risk. Of course, bonds with lower credit ratings generally pay a higher level of income to investors.

V. Objective/Style Risk

All of the Funds are subject, in varying degrees, to objective/style risk, which is the possibility that returns from a specific type of security in which an underlying fund invests or the investment style of one or more of an underlying fund's subadvisers will trail the returns of the overall market.

In the past, different types of securities have experienced cycles of outperformance and underperformance in comparison to the market in general. Therefore, if you invest in a fund with a specific style you would be exposed to this risk.

VI. Manager Risk

Manager risk is the risk that one of the underlying funds' subadvisers will do a poor job of selecting securities and thus fail to meet the underlying fund's objectives. As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objective.

INVESTMENT LIMITATIONS
----------------------------------------------------

Each Fund has adopted certain limitations designed to reduce its exposure to specific situations. Please see the Statement of Additional Information for other investment limitations and restrictions. Some of these limitations are that a Fund will not:

(a) with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if as a result the Fund would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer;

(b) invest more than 25% of its assets in any one industry;

(c) borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

The investment adviser to The Vantagepoint Funds is VIA, whose offices are located at 777 North Capitol Street NE, Suite 600, Washington, DC 20002-4240. VIA provides its advisory services pursuant to investment advisory agreements with The Vantagepoint Funds. VIA, a registered investment adviser, is a wholly-owned subsidiary of the ICMA Retirement Corporation ("RC"). RC has been registered as an investment adviser since 1983. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities establish and maintain deferred compensation and qualified retirement plans for their public sector employees. RC's primary advisory client is the Trust (previously known as the ICMA Retirement Trust), which was formed to commingle and invest the assets of the retirement plans administered by RC.

As investment adviser to the Funds, VIA continually monitors the performance of the underlying funds' subadvisers. VIA supervises and directs each Fund's investments. The subadvisers are retained on behalf of the underlying funds by VIA, and day-to-day discretionary responsibility for security selection and portfolio management rests with the subadvisers. VIA selects the Vantagepoint Funds in which the Milestone Funds invest. VIA may change subadvisers with the approval of the Funds' Board of Directors and upon notice to shareholders.

The Funds pay VIA fees for managing the Funds' investments that are calculated as a percentage of a Fund's assets under management. The following fees are paid out of Fund assets:

                                 ADVISORY FEE
FUNDS                                PAID
-----                            ------------
Milestone Retirement Income          0.10%
Milestone 2010                       0.10%
Milestone 2015                       0.10%
Milestone 2020                       0.10%
Milestone 2025                       0.10%
Milestone 2030                       0.10%
Milestone 2035                       0.10%
Milestone 2040                       0.10%

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

For purposes of the following discussion, unless noted otherwise, "business day" means the period(s) of time on any given day during which the New York Stock Exchange is open for business. Unless noted otherwise, "close of business" means 4:00 p.m. Eastern Time on each business day or the final close of business on any business day during which trading on the New York Stock Exchange is suspended.

SHARE ACCOUNTING FOR ALL FUNDS
----------------------------------------------------

A share represents a dollar-weighted proportional ownership interest in each of the Funds in which you are invested. The Funds do not issue share certificates.

The price of a share is known as its NAV. The daily NAV of a share is determined at the close of each business day by adding the value of all of a Fund's investments, plus cash and other assets, deducting liabilities, and then dividing the result by the number of outstanding shares in the Fund as of the end of the prior day and rounding the results to the nearest cent. The value of your investment position equals the number of shares you own multiplied by the current day's NAV.

Since share values and investment returns will fluctuate, an exchange or redemption at any given time will normally result in your receiving more or less than the original cost of your investment. Each Fund's share value can be found daily in the mutual fund listing of most major newspapers under the heading "Vantagepoint Funds."

VALUATION OF THE FUNDS
----------------------------------------------------

Investment securities held by the Funds are valued daily. Stocks are valued at the price in effect at the close of business of the exchange on which they are traded. Bonds are valued using pricing matrices obtained through commercial pricing services.

Securities for which market quotations are not readily available are valued according to methods established by the Board of Directors that are believed to reflect fair value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

REINVESTMENT OF EARNINGS
----------------------------------------------------

All earnings of the Funds (interest, dividend income, and capital gains) are reinvested in the Funds and used to purchase additional shares.

PRICING AND TIMING OF TRANSACTIONS
----------------------------------------------------

Purchases, exchanges and redemptions are executed at the NAV next calculated after the Funds' transfer agent receives the transaction request. For example, under normal circumstances, a transaction request received at 9:30 a.m. Eastern Time on a business day is executed at the same price as that of a transaction request received at 3:00 p.m. Eastern Time -- at that day's closing price. If a transaction request is received in the morning, you do not insulate yourself from market gains or losses during the rest of the business day. A transaction request received after the calculation of the NAV on one day will be executed at the price in effect at the close of the next business day. Transaction requests by facsimile must be received by 12 noon Eastern Time to receive that day's NAV. Vantagepoint Elite investors will receive the NAV next determined following the receipt of the order for purchase, redemption, or exchange. Each Fund calculates its NAV at the close of each business day.

REPORTING TO INVESTORS
----------------------------------------------------

Please review carefully all investment transaction reports you receive from The Vantagepoint Funds. Call the toll-free investor service line at 1-800-669-7400 or contact the Funds at InvestorServices@icmarc.org immediately if you see any errors or discrepancies.

For transactions that receive confirmation statements, if you notify us of an error within 30 days of the confirmation date, we will correct the transaction and your account will be made 100% whole. For transactions for which you receive a quarterly statement, if you notify us of an error within 90 days of the end of the quarter, we will correct the transaction and your account will be made 100% whole.

PURCHASES, EXCHANGES, AND REDEMPTIONS
--------------------------------------------------------------------------------

PURCHASES
----------------------------------------------------

The Funds are open for investment by, but not limited to the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts ("IRAs") of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; or
(vii) the Retirement Corporation and its affiliates. The details of such eligibility criteria are set forth in the account application.

There are no minimum investment amounts (except for Vantagepoint Elite investors--see below), front-end sales charges, deferred sales charges or back-end sales charges associated with investment in the Funds.

The Vantagepoint Funds reserve the right in their sole discretion to (i) suspend the offering of their shares or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund or Funds.

PURCHASES--VANTAGEPOINT ELITE
----------------------------------------------------

Shares of The Vantagepoint Funds are available for purchase through the Vantagepoint Elite program by RC participants with over $25,000 combined in all ICMA-RC accounts (Vantagepoint IRA, 457 plan, 401 plan or VantageCare Retirement Health Savings Plan) or on behalf of a minor if the custodian is an RC accountholder with over $25,000 combined in all ICMA-RC accounts (Vantagepoint IRA, 457 plan, 401 plan, 529 plan or VantageCare Retirement Health Savings
Plan). An initial contribution by the accountholder of $5,000 is necessary in order to open a Vantagepoint Elite account. A minimum initial investment of $5,000 by the Vantagepoint Elite investor in a Vantagepoint Fund is required. The minimum subsequent investment for Vantagepoint Elite investors is $1,000, except that a Vantagepoint Elite investor may make subsequent investments through an Automatic Investment Program in the amount of $200. There are no front-end sales charges, deferred sales charges or back-end sales charges. Ineligible Vantagepoint Elite investments will be returned promptly upon detection and the fund will retain any earnings on such accounts and the ineligible investor will bear any losses. For more information about opening a Vantagepoint Elite account please call 1-800-669-7400 or contact the Fund at InvestorServices@icmarc.org.

PURCHASES BY EMPLOYEE
BENEFIT PLANS
----------------------------------------------------

Employee benefit plans must fill out a retirement plan account form that is to be signed by the plan's trustee or other authorized official.

Investors may submit purchase orders to the Funds as often as daily. Payments may be transmitted by check, wire, and Automated Clearing House, although it is preferred that the Funds receive assets by wire.

Investment detail must be submitted on diskette, magnetic tape, electronically or on paper forms.

Purchase orders received in good order prior to the next calculation of the NAV (or 12 noon Eastern Time with respect to fax instructions) are posted to investor accounts at the closing NAV of that day, or if the day the contributions are received is not a business day, at the closing NAV of the next business day. Purchase orders received in good order after close of business are posted at the closing NAV of the next business day.

With respect to purchases made through VantageTrust, or by certain employee benefit plans and other types of omnibus accounts, other arrangements may be negotiated as to the timing and delivery of purchase instructions.

Posting of contributions to investor accounts is contingent upon submission of purchase orders in good order to The Vantagepoint Funds. This means that the requests must be accompanied by sufficient detail to enable The Vantagepoint Funds to allocate assets properly. If a purchase request is not received in good order, the deposit is held in a non-interest bearing account until all necessary information is received. If the purchase request is still not in good order after three business days, the assets are returned to the Investor. Purchases received for unidentified accounts for which no account form has been received will be returned to the Investor.

EXCHANGES AND ALLOCATIONS
AMONG FUNDS
----------------------------------------------------

Investors may submit exchange requests daily through our website
(http://www.icmarc.org), by telephone exclusively through the VantageLine phone system at 1-800-669-7400, or in writing. Remember that an exchange is a two-part transaction - a redemption of shares in one Fund and a purchase of shares in another Fund.

Exchange requests received in good order prior to close of business on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), or 12 noon Eastern Time for fax instructions, on a business day are posted to investor accounts at that day's closing NAV. Exchange requests received in good order after close of business will be posted at the closing NAV of the next business day.

The allocation of new purchase amounts among the Funds may be changed by investors without charge or limitation.

Written confirmations are normally sent to investors on the business day following the day the transaction occurs. Investors should verify the accuracy of information in confirmations immediately upon receipt.

EXCHANGES -- VANTAGEPOINT ELITE
----------------------------------------------------

Vantagepoint Elite investors may exchange their shares of one Vantagepoint Fund for shares of another Vantagepoint Fund. Vantagepoint Elite investors may exchange shares on any business day by VantageLink, mail or telephone. If shares have been purchased by check, an investor will not be able to exchange those shares until the check has cleared (which may take up to 15 days from the date of purchase).

An exchange is a redemption of shares in one Fund and a purchase of shares of another Fund. The sale price and purchase price will be based on the NAV next calculated after the exchange request has been received and is in good order.

EXCHANGES BY TELEPHONE
----------------------------------------------------

Investors may make daily exchanges through VantageLine, the Funds' automated service line by calling 1-800-669-7400. Instructions received through VantageLine must be accompanied by a Personal Identification Number. In addition, verbal instructions given to a telephone representative will be accepted upon verification of your identity and will be tape recorded to permit verification. Written confirmations are normally sent to investors on the business day following the day the transactions occur. Investors should verify the accuracy of information in confirmations immediately upon receipt. See "VantageLine" below for more information.

VANTAGELINE
----------------------------------------------------

The Funds maintain VantageLine, an automated service line for the benefit of investors who have access to touch-tone telephones. You may use VantageLine to make exchanges among Funds and change your investment allocation. The phone number is 1-800-669-7400.

VantageLine is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Neither the Funds, the Funds' investment adviser nor the Funds' transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should the VantageLine service or the "800" number become unavailable, transactions may be made by VantageLink, as described below, or by express mail at the shareholders' expense (see back cover for the Funds' address).

VANTAGELINK
----------------------------------------------------

The Funds maintain VantageLink, a home page on the Internet. The address is http://www.icmarc.org. Information available from the Internet includes account balances (which requires a special password), investment allocations, and investment performance. You may also execute transactions or make changes in your investment allocation via VantageLink. The transfer agent for the Funds will require that instructions received over the Internet be accompanied by a Personal Identification Number. Written confirmations will normally be sent on the business day after the transaction occurs. You should verify the accuracy of information in confirmations immediately upon receipt.

VantageLink is normally available 24 hours a day, seven days a week. However, service availability is not guaranteed. Like other Internet-based services, VantageLink may be subject to external transmission problems that are beyond the control of the Funds' management. Accordingly, neither the Funds, the Funds' investment adviser, nor the Funds' transfer agent will be responsible for any loss (or foregone gain) you may incur as a result of service being unavailable or delayed.

PURCHASES BY IRA INVESTORS
----------------------------------------------------

PAYROLL DEDUCTION IRAS

Purchases made through payroll deduction of IRA contributions will be handled the same as purchases made by employee benefit plans, but will require a separate account form or an electronic application via the IRA Wizard through VantageLink. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See "Purchases by Employee Benefit Plans."

NON-PAYROLL DEDUCTION IRAS

First time IRA investors must fill out an IRA account application and mail it to the Funds along with a check. Please call 1-800-669-7400 for assistance when you are establishing a non-payroll deduction IRA account. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See "Purchases by Employee Benefit Plans."

REDEMPTIONS
----------------------------------------------------

Shares may be redeemed at any time, subject to certain restrictions imposed by the Internal Revenue Code of 1986, as amended on the timing of distributions under tax-favored employee benefit plans and IRAs. If investment in the Funds has been made through one or more of these plans, please call 1-800-669-7400 regarding these restrictions. With the exception of redemptions that are made to effect exchanges among the Vantagepoint Funds, redemption requests must be in writing.

REDEEMING SHARES IN WRITING

Write a letter of instruction with:

* Name of retirement plan, if applicable

* Your name and address

* The Fund's name

* Your social security number

* The dollar amount or number of shares to be redeemed

* How assets are to be distributed (by mail or by wire)

* If funds are to be distributed by wire, wire instructions.

A signature guarantee may be required, at the Funds' discretion, for certain redemptions.

REDEMPTIONS --
VANTAGEPOINT ELITE
----------------------------------------------------

A Vantagepoint Elite investor may redeem shares on any business day by mail or telephone. The redemption price of each share will be the next NAV determined after the redemption request has been received and is in good order.

DISTRIBUTION ARRANGEMENTS
----------------------------------------------------

ICMA-RC Services, LLC ("RC Services") serves as distributor to the Funds. RC Services receives no compensation for its services as distributor. RC Services has entered into an agreement with UVEST, a broker dealer not affiliated with RC Services or the Funds, wherein UVEST will make the Funds available on a retail basis to RC accountholders eligible for the Vantagepoint Elite program. RC Services has agreed to pay UVEST a fee of 0.13% assessed against the average daily assets invested in the Funds through this program.

TAXATION
--------------------------------------------------------------------------------

The Vantagepoint Funds have elected to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds distribute capital gains annually, if any, and distribute dividends annually.

Shareholders who invest in the Funds through section 401 plans, section 457 plans, IRAs, or the VantageCare Retirement Health Savings Plan will not be taxed on such distributions until such time as they receive distributions/withdrawals from such plans, programs or accounts. All earnings and gains are reinvested in the Fund and used to purchase additional shares.

Distributions paid to Vantagepoint Elite investors will normally be taxed as income or capital gains when they are received. Such dividends and distributions may be subject to federal, state and local taxation and are taxable whether or not they are reinvested. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at rates applicable to long-term capital gains. All dividends and distributions will be reinvested unless the Vantagepoint Elite investor elects to have such dividends and distributions paid in cash. Each redemption and exchange of shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of another Vantagepoint Fund is treated the same as a redemption.

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.

The SAI includes additional
information about The Milestone Funds.
The SAI has been filed with the
Securities and Exchange Commission
("SEC") and is incorporated by
reference into this prospectus. This
means that the SAI, for legal
purposes, is part of this prospectus.

Additional information about the
Funds' investments is available in the
annual and semi-annual reports to
shareholders. In the Funds' annual
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Funds' performance during its last
fiscal year.

You can obtain a free copy of the SAI
and the most recent annual or
semi-annual report by calling
1-800-669-7400. You may also call
1-800-669-7400 to request other
information or to make shareholder
inquiries.

Information about the Funds (including
the SAI) can be reviewed and copied at
the SEC's Public Reference Room in
Washington, D.C., or from the EDGAR
Database on the SEC's website
(http://www.sec.gov). Information on
the operation of the Public Reference
Room may be obtained by calling the
SEC at 1-202-942-8090. Copies of this
information may be obtained upon
payment of a duplicating fee, by
writing to: Securities and Exchange
Commission, Public Reference Section,
Washington, D.C. 20549-0102. You may
also obtain this information, upon
payment of a duplicating fee, by
e-mailing the SEC at the following
address: publicinfo@sec.gov.

Reports and other information about
the Funds are also available on the
SEC's Internet site at
http://www.sec.gov.

Investment Company Act file number:
811-08941

BRC000-072-200305-181

            [RECYCLE LOGO]
THIS PROSPECTUS IS PRINTED ENTIRELY ON
           RECYCLED PAPER.

                             THE VANTAGEPOINT FUNDS

                        MILESTONE RETIREMENT INCOME FUND
                               MILESTONE 2010 FUND
                               MILESTONE 2015 FUND
                               MILESTONE 2020 FUND
                               MILESTONE 2025 FUND
                               MILESTONE 2030 FUND
                               MILESTONE 2035 FUND
                               MILESTONE 2040 FUND
                      (COLLECTIVELY, THE "MILESTONE FUNDS")

                       STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER [__], 2004

The Vantagepoint Funds is a no-load, diversified open-end management investment company. It operates as a "series" investment company, offering 27 distinct investment portfolios, each having different investment objectives. This Statement of Additional Information ("SAI") contains additional information about the Milestone Funds listed above.

This SAI is not a Prospectus. This SAI is incorporated by reference into, and should be read in conjunction with, the Milestone Funds' current Prospectus, dated December ___, 2004 (the "Prospectus"), as supplemented from time to time. The Milestone Funds' annual report is a separate document that when available will include the Milestone Funds' most recent audited financial statements, which are incorporated by reference into this SAI. A copy of the Prospectus or annual report may be obtained by writing to the Milestone Funds, calling 1-800-669-7400 or by e-mailing a request to InvestorServices@icmarc.org.

                                TABLE OF CONTENTS

                                                             PAGE
                                                             ----
Investment Objectives & Policies .......................      2
Management of The Vantagepoint Funds ...................     10
Compensation ...........................................     13
Ownership of Shares by Directors .......................     14
Committees of the Board ................................     14
Directors' Consideration of Investment Advisory and
 Subadvisory Agreements ................................     15
Control Persons and Principal Holders of Securities ....     16
Investment Advisory and Other Services .................     17
Subadvisers ............................................     19
Portfolio Transactions of the Funds ....................     24
Capital Stock and Other Securities .....................     26
Purchases and Redemptions ..............................     26
Taxation of the Fund ...................................     28
Calculation of Performance Data ........................     28
Legal Counsel, Independent Accountants, & Custodian ....     31
Financial Statements ...................................     31
Appendix - Bond Ratings ................................     32
Appendix - Proxy Voting Guidelines .....................     34

                               GENERAL INFORMATION

The Vantagepoint Funds was organized as a Delaware business trust on July 28, 1998. It is managed by Vantagepoint Investment Advisers, LLC ("VIA" or the "Adviser"), which in turn hires, subject to the approval of The Vantagepoint

Funds' Board of Directors, and manages subadvisers who are responsible for the day-to-day management and security selections for certain Vantagepoint Funds.

The following discussion of investment objectives and policies for the Milestone Funds supplements the discussion of those objectives and policies set forth in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

The policies and guidelines set forth below for each Milestone Fund have been adopted by the Board of Directors of The Vantagepoint Funds to govern the management and administration of each Milestone Fund by VIA. Those designated as fundamental in this SAI and in the Prospectus cannot be changed without shareholder approval. Other policies and guidelines described below and in the Prospectus may be revised at the discretion of the Board of Directors.

The Milestone Funds' respective investment objectives and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. The Milestone Funds pursue their objectives by investing all of their assets in shares of other mutual funds. The Milestone Funds currently allocate their assets among the various portfolios offered by The Vantagepoint Funds. Each current underlying fund's investment objective and principal investment strategy is described in the funds' current Prospectus.

Any material changes in a Fund's fundamental investment objectives will be put to a vote of its shareholders.

COMPARATIVE INDEXES

The Milestone Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks or peer groups may be used, as deemed appropriate by the Board of Directors.

S&P 500 Index -- consists of 500 companies representing larger capitalization stocks traded in the U.S.

S&P/BARRA Value Index -- consists of a subset of the S&P 500 Index that includes stocks with lower price-to-book ratios.

Wilshire 5000 Total Market Index -- consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available; the broadest measure of the U.S. equity market. Wilshire 4500 Completion Index -- consists of all stocks in the Wilshire 5000 except for those included in the S&P 500 Index; represents mid- and small-capitalization companies.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index ("EAFE Index") -- consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index ("EAFE Free Index") - consists of a subset of the EAFE Index, that excludes securities that are not available for purchase by foreign investors.

Lehman Brothers Long-Term Treasury Bond Index -- consists of all Treasury obligations with maturities of 10 years or greater.

Lehman Brothers Aggregate Bond Index -- consists of investment-grade U.S. fixed income securities.

Lehman Brothers Intermediate Government Bond Index -- consists of intermediate U.S. Government securities.

DESCRIPTION OF INVESTMENTS AND RISKS

ELIGIBLE INVESTMENTS

In addition to the securities and financial instruments described in the Prospectus, the Milestone Funds (or the underlying funds in which they invest) are authorized to invest in the types of securities and financial instruments listed below. Not every underlying fund will invest in all such securities and/or financial instruments as indicated below.

Currently, the Milestone Funds expect to be fully invested in shares of underlying funds.

A. Cash/Cash Equivalents: Fixed income obligations with maturity of less than one year, including short term accounts managed by a custodian institution and shares of money market mutual funds. All funds may also participate in repurchase agreements and reverse repurchase agreements. In a repurchase agreement, a fund buys a security from a bank or broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. In a reverse repurchase agreement, a fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement is considered as the borrowing of money by the fund and, therefore, a form of leverage, which may cause any gains or losses for the fund to become magnified.

B. Depositary Receipts: Those funds that may invest in foreign securities as identified in their Prospectus may purchase the foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The funds may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The risks associated with depositary receipts are similar to those of investing in foreign securities as described in the Prospectus.

C. Securities Lending: The funds may engage in one or more securities lending programs conducted by the funds' custodian or other appropriate entities in order to generate additional income. For each loan, the borrower must maintain with the fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to the current market value of the loaned securities. A fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan.

D. Rights and Warrants: Certain underlying funds may hold rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

E. Convertible Securities: Certain underlying funds may invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock or convertible bonds.

F. High Yield Securities: Certain underlying funds may invest to a limited extent in high yield securities. A fund's investments in high yield securities are subject to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price. See the "Appendix" to this SAI for more information regarding Bond ratings.

G. REITs: Certain underlying funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.

H. Asset-Backed Securities: Certain underlying funds may invest in asset-backed securities. Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for certain time periods by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. These securities involve prepayment risk as well as risk that the underlying debt securities will default.

I. When-Issued Securities: Certain underlying funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date.

J. Futures: A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date. Financial futures are used to adjust investment exposure and may involve a small investment of cash relative to the magnitude of the risk assumed. For purposes of meeting a Fund's investment objectives or restrictions, futures contracts are considered to be the same type of security or financial instrument as that underlying the contract. Certain underlying funds may invest in fixed income futures if used for relative value, hedging and risk control and not for speculative purposes. Other underlying funds may invest in futures for currency management. Futures transactions must be made on national exchanges where purchases and sales transactions are regularly executed and regulated.

The risks associated with the use of futures include: a fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts; there may be an imperfect correlation between the changes in market value of the securities held by a fund and the prices of futures and options on futures; trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and there may not always be a liquid secondary market for a futures contract and therefore a fund may be unable to close out its futures contracts at a time that is advantageous.

K. Forward Currency Contracts: Those underlying funds that may invest in foreign securities may use these types of contracts for currency management or hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

L. Swaps: Certain underlying funds may invest in swaps to manage interest rate and credit exposure. The funds may also enter into options on swap agreements ("swap options").

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, the fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swap option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement.

M. Options and Options on Futures: Certain underlying funds may use options (and options on futures contracts) to obtain exposure to fixed income sectors or for currency management. When an option is written, the fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price upon exercise of the option. In writing an option, the fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the fund could result in the fund buying or selling a security at a price different from the current market value. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk of writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.

N. Yankee Bonds: Foreign bonds denominated in U.S. dollars and issued in the United States by foreign banks and corporations. These bonds are usually registered with the SEC. Certain underlying funds may invest in Yankee Bonds.

O. Mortgage Backed Securities: Certain underlying funds invests in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by lenders such as mortgage banks, commercial banks, savings and loan associations, savings banks and credit unions, to finance purchases of homes, commercial buildings or other real estate. The individual mortgage may have either fixed or adjustable interest rates. These loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. The primary issuers or guarantors of these securities are Ginnie Mae, Fannie Mae and Freddie Mac.

Ginnie Mae guarantees the payment of principal and interest on Ginnie Mae securities and this guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae may borrow U.S. Treasury funds needed to make payments under its guarantee. The guarantee however, does not cover the value or yield of Ginnie Mae securities nor does it cover the value of the fund's shares which will fluctuate daily with market conditions.

Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. Securities issued by Fannie Mae and Freddie Mac are supported by the right to borrow money from the U.S. Treasury under certain circumstances. There is no assurance that the U.S. Government will support Fannie Mae or Freddie Mac securities and, accordingly, they involve a risk of non-payment of principal and interest. Nonetheless, Fannie Mae and Freddie Mac securities are generally considered to be high quality investments. Due largely to their prepayment risk, the yields on these mortgage-backed securities historically have exceeded the yields on debt securities having comparable maturities that are backed by the full faith and credit of the U.S. Government.

The mortgage-backed securities in which the fund invests differ from conventional bonds in that most mortgage-backed securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (less Ginnie Mae's, Freddie Mac's or Fannie Mae's fees and any applicable loan servicing fees). As a result, the holder of the mortgage-backed securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and also may receive unscheduled prepayments of principal on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments it receives, it may have to buy securities that have a lower interest rate than it receives on the mortgage-backed securities. For this reason, pass-through mortgage-backed securities may be less effective than U.S. Government securities as a way to "lock in" long-term interest rates. In general, fixed-rate mortgage-backed securities have greater exposure to this "prepayment risk."

The market value of mortgage-backed securities, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates go up and rising when interest rates go down. While having less risk of a decline in value during periods of rapidly rising interest rates, mortgage-backed securities also may have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. Also an unexpected increase in interest rates could extend the average life of a mortgage-backed security because of a lower than expected level of prepayments, potentially reducing the security's value and increasing its volatility. Coupon rates of adjustable rate mortgage-backed securities tend to move with market interest rates and their values fluctuate less than fixed rate mortgage-backed securities. If market interest rates rise above applicable caps or maximum rates on adjustable rate mortgage securities or above the coupon rates of fixed-rate mortgage-backed securities, the market value of the mortgage-backed security likely will decline to the same extent as a conventional fixed-rate security. These factors may limit the ability of the fund to obtain a high level of total return under varying market conditions.

In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures or unscheduled principal prepayments may result in a loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are bought at a discount, both scheduled payments and unscheduled prepayments of principal will increase current and total returns, and accelerate the recognition of income that will be taxable as ordinary income when distributed to shareholders.

P. Restricted Securities: The funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (the "1933 Act"). This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required a fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

Q. Private Investments in Public Companies: Certain underlying funds may purchase securities which, while a non-public transaction, are eligible for purchase and sale under Regulation D under the 1933 Act. At the time that the issuer sells the unregistered stock, the issuer commits to register the stock with the Securities and Exchange Commission (the "SEC"), so that the stock may be resold to the public at a later date. The issuer commits to register the stock by signing a registration rights agreement, which requires the issuer to file a shelf registration statement with the SEC within a specified number of days after the initial sale of the unregistered stock is completed.

R. Exchange-Traded Funds: Certain underlying funds may purchase shares of exchange-traded funds ("ETFs"). Typically, a Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to the appropriate stock market while maintaining flexibility to meet the liquidity needs of the fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Most ETFs are investment companies, and purchases are governed by applicable SEC regulations for such investments.

S. Collateralized Mortgage Obligations: Certain underlying funds may purchase collateralized mortgage obligations with are a mortgage-backed, investment-grade bond that separates mortgage pools into different maturity classes. Collateralized mortgage obligations (CMO) are backed by mortgage-backed securities with a fixed maturity. They can eliminate the risks associated with prepayment because each security is divided into maturity classes that are paid off in order. As a result, they yield less than other mortgage-backed securities. The maturity classes are called tranches, and they are differentiated by the type of return. A given tranch may receive interest, principal, or a combination of the two, and may include more complex stipulations. One negative aspect of collateralized mortgage obligations is the lower interest rates that compensate for the reduction in prepayment risk and increased predictability of payments. Also, collateralized mortgage obligations can be quite illiquid, which can increase the cost of buying and selling them.

T. Commercial Mortgage-Backed Securities: Certain underlying funds may invest in Commercial Mortgage-Backed Securities (CMBS). These securities are generally backed by loans on retail, office, industrial, multi-family housing and hotel properties. CMBS bonds are structured like a mortgage-backed security, with collateral similar to a REIT. The collateral creates exposure to the commercial real estate market, while the structure of the bond itself will behave like a mortgage-backed security. However, the investor in a CMBS security has more prepayment protection than with a mortgage-backed security. The structure and the prepayment penalties inherent in a CMBS security provides the investor with greater protection than a residential backed mortgage security. CMBS carry greater credit risk as the securities may represent a few projects versus a traditional MBS that may represent thousands of residential homeowners spread across different regions of the country.

ELIGIBLE PRACTICES: There are no restrictions as to the following:

      -     Fund portfolio turnover.

      -     Realized gains and losses.

The eligible investments and practices are not fundamental policies and may be changed by The Vantagepoint Funds' Board of Directors without a vote of shareholders.

FUND POLICIES AND INVESTMENT LIMITATIONS

The following policies supplement the Milestone Funds' investment limitations set forth in the Prospectus. It is the policy of each Milestone Fund not to engage in any of the activities or business practices set forth below. Unless it is noted that a particular restriction is not fundamental, these restrictions may not be changed with respect to a particular Milestone Fund without approval by vote of a majority of the Milestone Fund's outstanding voting securities (as defined in the Investment Company Act of 1940 ("1940 Act")). A Milestone Fund may not:

(1) Issue senior securities, (as defined in the 1940 Act) except as permitted by rule, interpretation or order of the SEC;

(2) Engage in the business of underwriting securities issued by others, except to the extent a Milestone Fund may technically be deemed to be an underwriter under the 1933 Act, as amended (this restriction is not fundamental);

(3) Purchase or otherwise acquire any security if, as result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4) With respect to 75% of each Milestone Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(5) Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions as long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Milestone Fund's net assets;

(6) Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings as provided in the Prospectus (this restriction is not fundamental);

(7) Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and this SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Milestone Fund's ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);

(8) Purchase or sell puts or calls, or combinations thereof except as provided in the SAI or in the Prospectus;

(9) Purchase or sell real estate or real estate limited partnerships (although a Milestone Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(10) Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Milestone Fund's shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. Notwithstanding this restriction, the Milestone Funds may enter into arrangements as described in the Prospectus and in the SAI. A Milestone Fund will invest only in investment companies that have investment objectives and investment policies consistent with those of the Milestone Fund making such investment (this restriction is not fundamental);

(11) Invest in companies for the purpose of exercising control or management;

(12) Invest more that 25% of its assets in any single industry; and

(13) Merge with another investment company without the approval of shareholders except as approved by the Milestone Funds' Board of Directors and as permitted by the 1940 Act, any rule, order or interpretation of the SEC and applicable state law.

The above-mentioned Fund policies and investment limitations are considered at the time investment securities are purchased (with the exception of the restriction on illiquid securities).

                      MANAGEMENT OF THE VANTAGEPOINT FUNDS

The Vantagepoint Funds is organized as a Delaware business trust and is currently governed by a Board of Directors. The Directors stand in the position of fiduciaries to the shareholders and, as such, they have a duty of due care and loyalty, and are responsible for protecting the interests of shareholders. The Directors are responsible for managing the business and affairs of the Milestone Funds.

VIA serves as investment adviser to the Milestone Funds and employs a supporting staff of management personnel needed to provide the requisite services to the Milestone Funds and also furnishes the Milestone Funds with necessary office space, furnishings, and equipment. Each Milestone Fund bears its own direct expenses, such as legal, auditing and custodial fees.

The officers of the Milestone Funds are also officers of VIA. The officers of the Milestone Funds manage the Milestone Funds' day-to-day operations and are elected by and responsible to The Vantagepoint Funds' Board of Directors.

                  INFORMATION ABOUT THE OFFICERS AND DIRECTORS

The following table provides information about the Directors and executive officers of the Milestone Funds. Each Director oversees all 27 Vantagepoint Funds. The mailing address for the Directors and executive officers of The Vantagepoint Funds is 777 North Capitol Street NE, Suite 600, Washington, D.C. 20002.

INDEPENDENT DIRECTORS

                                                                                                                      OTHER
                                                                                                                  DIRECTORSHIPS
                      POSITION(S) HELD WITH   TERM OF OFFICE AND LENGTH OF TIME     PRINCIPAL OCCUPATION(S)      HELD BY DIRECTOR
NAME AND AGE                  FUND                         SERVED                     DURING PAST 5 YEARS           OR OFFICER
N. Anthony            Director                Director since November, 1998        Deputy Chief Financial        N/A
Calhoun (56)                                  Term expires October, 2006           Officer and Treasurer -
                                                                                   District of Columbia
                                                                                   (2001 to present); Deputy
                                                                                   Executive Director &
                                                                                   Chief Financial Officer -
                                                                                   Pension Benefit Guaranty
                                                                                   Corp. (1993-2001)

Donna K.              Chair of the Board and  Director since November, 1998        Chief Investment Officer-     N/A
Gilding (66)          Director                Term expires October, 2006           Progress Investment
                                                                                   Management Company
                                                                                   (2001 - present); Chief
                                                                                   Investment Officer - New
                                                                                   York City Comptroller's
                                                                                   Office (1993-2001)

Arthur R. Lynch       Director                Director since November, 1998        Chief Financial Officer -     N/A
(49)                                          Term expires October, 2006           City of Glendale, Arizona
                                                                                   (1985-present)

Eddie N. Moore,       Director                Director since November 1998         President -Virginia State     Director -
Jr. (56)                                      Term expires October 2004            University (1993-present)     Universal
                                                                                                                 Corporation (1999-
                                                                                                                 present)

Peter Meenan          Director                Director since December, 2001        President and CEO             Director-Eclipse
(62)                                          Term expires October, 2004           Babson - United, Inc.,        Funds, Inc.
                                                                                   Babson - United               (18 portfolios)
                                                                                   Investment Advisors -         (2002-present);
                                                                                   (2000-present);               Trustee-
                                                                                   Independent Consultant -      Eclipse Funds  (18
                                                                                   (1999-2000); Head of          portfolios) (2002-
                                                                                   Global Funds for              present);
                                                                                   Investment Products &         Trustee-
                                                                                   Distribution Group -          New York Life
                                                                                   Citicorp (1995-1999)          Investment
                                                                                                                 Management
                                                                                                                 Institutional Funds
                                                                                                                 (3 portfolios)
                                                                                                                 (2002-present);

INDEPENDENT DIRECTORS

                                                                                                                       OTHER
                                                                                                                   DIRECTORSHIPS
                       POSITION(S) HELD WITH  TERM OF OFFICE AND LENGTH OF TIME     PRINCIPAL OCCUPATION(S)       HELD BY DIRECTOR
    NAME AND AGE               FUND                        SERVED                     DURING PAST 5 YEARS            OR OFFICER
Robin L.              Director                Director since November, 1998        Principal and President -    Director - ICMA
Wiessmann (50)                                Term expires October, 2004           Brown, Wiessmann             Retirement
                                                                                   Group (2001-present)         Corporation from
                                                                                   Managing Director- Dain      January, 1994 to
                                                                                   Rauscher (1999-2001)         December, 2001,
                                                                                   Founding Principal and       Director - Council
                                                                                   President - Artemis          of Lafayette
                                                                                   Capital Group, Inc.          Women
                                                                                   (1990-1998)                  Director - New
                                                                                                                York City
                                                                                                                Public/Private
                                                                                                                Initiatives
                                                                                                                Corporation;
                                                                                                                Trustee - Citizens
                                                                                                                Budget
                                                                                                                Commission of
                                                                                                                New York

INTERESTED DIRECTORS AND OFFICERS

                                                                                                                      OTHER
  NAME, ADDRESS AND               POSITION(S) HELD  TERM OF OFFICE AND LENGTH OF TIME  PRINCIPAL OCCUPATION(S)    DIRECTORSHIPS
         AGE                         WITH FUND                   SERVED                  DURING PAST 5 YEARS     HELD BY DIRECTOR
Alison D. Rudolf* (52)            Director          Since May 14, 2004                 Township Manager -        Director - ICMA
                                                                                       Lower Moreland Twp,       Retirement
                                                                                       PA (1982-present)         Corporation (2003-
                                                                                                                 present); Trustee -
                                                                                                                 ICMA Retirement
                                                                                                                 Trust (1997-2000)

Joan McCallen** (51)              President and     Since September 11, 2003           CEO - ICMA Retirement     N/A
                                  Principal                                            Corporation (August 2003
                                  Executive                                            - present); President  -
                                  Officer                                              Vantagepoint Investment
                                                                                       Advisers, LLC (August
                                                                                       2003 - present);
                                                                                       President, CEO and
                                                                                       Director - ICMA -RC
                                                                                       Services, LLC, broker-
                                                                                       dealer (August 2003-
                                                                                       present); Executive Vice
                                                                                       President and Chief
                                                                                       Operations Officer
                                                                                       ICMA- Retirement
                                                                                       Corporation (1997 to
                                                                                       2003)

John Bennett** (54)               Acting Treasurer  Since August, 2003                 Vice President  ICMA      N/A
                                  and Principal                                        Retirement Corporation
                                  Financial Officer                                    (1997 - 2003)

INTERESTED DIRECTORS AND OFFICERS

                                                                                                                      OTHER
        NAME, ADDRESS AND         POSITION(S) HELD  TERM OF OFFICE AND LENGTH OF TIME  PRINCIPAL OCCUPATION(S)    DIRECTORSHIPS
               AGE                   WITH FUND                   SERVED                  DURING PAST 5 YEARS     HELD BY DIRECTOR
Paul Gallagher** (44)             Secretary         Since November, 1998               Senior Vice President     N/A
                                                                                       /Secretary and General
                                                                                       Counsel - ICMA
                                                                                       Retirement Corporation
                                                                                       (1998 - present);
                                                                                       Secretary  - Vantagepoint
                                                                                       Investment Advisers, LLC
                                                                                       (1999 present);
                                                                                       Principal/Assistant
                                                                                       General Counsel - The
                                                                                       Vanguard Group (1985-
                                                                                       1998)

*Ms. Rudolf is considered an interested director because she is a director of ICMA Retirement Corporation ("RC"). VIA is a wholly-owned subsidiary of RC

**Ms. McCallen and Messrs. Bennett and Gallagher are the executive officers of The Vantagepoint Funds and are considered interested persons as defined by the 1940 Act.

                                  COMPENSATION

      Directors will be paid a quarterly retainer of $1,000 for their services, in recognition of their duties and responsibilities over and above meeting attendance that require at least two days of service, study and review each quarter, except the chairperson of the Board of Directors will be paid a quarterly retainer of $1,500 in recognition of the additional responsibilities and time required in serving in that position.

      In addition, each director will be paid a $1,000 meeting fee for each regular meeting and a $1,000 meeting fee for each special meeting, attended in-person, at which the approval of an investment advisory or subadvisory agreement is considered. A Director also will be paid a $500 meeting fee for any committee meeting or other special meeting attended in-person and held on a date other than the date of another compensated meeting. A Director will not receive compensation for participating in a meeting by telephone, unless the telephonic meeting is held in lieu of a regular in-person meeting in order to minimize travel costs and achieve a quorum. To promote continuing director education, a Director who attends an Investment Company Institute seminar or conference will receive a $500 attendance fee, limited to one per year. The following table provides information about compensation received by each Director for the fiscal year ended December 31, 2003.

                                     AGGREGATE COMPENSATION
NAME OF PERSON                             FROM FUNDS
  N. Anthony Calhoun                      $20,500
  Donna K. Gilding                        $10,500
  Arthur R. Lynch                         $14,500
  Eddie N. Moore, Jr.                     $16,500
  Peter Meenan                            $14,500
  Robin L. Wiessmann                      $11,500
INTERESTED DIRECTOR
  Howard D. Tipton*                       $12,500

*Mr. Tipton's term expired in December 2003 because he no longer served on the Board of Directors for RC, a requirement of being a Class 3 Director of The Vantagepoint Funds

                      OWNERSHIP OF SHARES BY THE DIRECTORS

The following table represents shares owned by the Directors of each portfolio of the Vantagepoint Funds as of December 31, 2003:

                                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                            SECURITIES IN ALL  REGISTERED INVESTMENT
                                               DOLLAR RANGE OF EQUITY SECURITIES IN THE        COMPANIES OVERSEEN BY DIRECTOR IN
NAME OF DIRECTOR                                                FUNDS                            FAMILY OF INVESTMENT COMPANIES
   N. Anthony Calhoun                                            -0-                                     Not applicable
   Donna K. Gilding                                              -0-                                     Not applicable
   Arthur R. Lynch                                               -0-                                     Not applicable
   Eddie N. Moore, Jr.                                           -0-                                     Not applicable
   Peter Meenan                                                  -0-                                     Not applicable
   Robin L. Wiessmann                                            -0-                                     Not applicable
INTERESTED DIRECTOR
   Howard D. Tipton*                                        Over $100,000                                Over $100,000

* Mr. Tipton's term expired in December 2003 because he no longer served on the Board of Directors for RC, a requriement of being a Class 3 Director of The Vantagepoint Funds.

As of the date of this SAI, directors and officers of The Vantagepoint Funds as a group beneficially owned less than 1% of the outstanding shares of each Fund.

                             COMMITTEES OF THE BOARD

There are three standing committees of the Board of Directors: Audit Committee, Nominating Committee, and Investment Committee.

The members of the Audit Committee are: Arthur R. Lynch, Eddie N. Moore, Jr. and
N. Anthony Calhoun. The Board of Directors has determined that each member of the Audit Committee is an "audit committee financial expert" as that term has been defined under the federal securities laws. The Audit Committee operates pursuant to a charter adopted by the Board of Directors. The responsibilities of the Audit Committee include: acting as a liaison between the independent accountants and the Board of Directors and overseeing the Milestone Funds' accounting and financial reporting practices; approving the engagement, retention and termination of auditors; evaluating the independence of the auditors; meeting with the auditors to discuss the scope of the audit, audit results and any matters of concern that may be raised by the auditors. The Audit Committee reports to the Board of Directors on significant results of the Committee's activities. The Audit Committee met ten times during the past fiscal year.

The Nominating Committee consists of all of the Board's Independent Directors and operates pursuant to a charter adopted by the Board of Directors. The Committee is responsible for evaluating qualifications of candidates for Board membership and making recommendations for nominees to the Board of Directors (and, with regard to nominations of independent director candidates, makes recommendations to the other independent directors). The Nominating Committee will review shareholder recommendations to fill vacancies, provided they are submitted in writing, addressed to the Committee and mailed to the Milestone Funds at the address listed in the SAI. The Committee will periodically review Board member compensation and reviews, as necessary, the responsibilities of any Board committee. The Nominating Committee met once during the past fiscal year.

The Investment Committee consists of Donna K. Gilding, Peter Meenan and N. Anthony Calhoun and currently is responsible for reviewing the reallocation of assets among subadvisers to underlying funds and considering subadviser replacements if requested by VIA, all subject to Board approval. The Investment Committee did not meet during the past fiscal year.

DIRECTORS' CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Advisory Agreement has been approved by the Board of Directors, including a majority of the Independent Directors, in person at a meeting called for such purpose.

The Board of Directors approved the Agreements for each Milestone Fund at its meeting on ________________, 2004. The Independent Directors were represented by independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. The Independent Directors met separately with their independent legal counsel prior to the board meeting to discuss matters relating to their consideration of the Agreements.

In preparation for the meeting, the Directors requested, received and considered a wide variety of information about the Adviser, including information from an independent, nationally recognized provider of investment company information comparing the operating expenses of the Milestone Funds with other funds believed by the provider to be generally comparable in investment objectives and size to the Milestone Funds.

Among other materials, the Directors received and considered information and reports in advance of the meeting regarding: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel and operations; (c) the process by which the Adviser evaluates, selects, reviews and monitors the subadvisers of the underlying funds; (d) the level of the advisory fees that are charged and a comparison to fees charged to a selected group of funds; (e) the Milestone Funds' operating expenses compared to a selected group of funds; (f) profitability information of the Adviser and its affiliates; and (g) the Adviser's compliance systems.

At the meeting, representatives of the Adviser presented additional information about it to the Directors to assist the Directors in evaluating the reasonableness of the fees paid to the Adviser and other aspects of the Agreement. The Directors then discussed the materials with the Adviser and the approval of the Agreement in light of this information.

In addition to the information the Directors received in advance of the meeting and the presentations made by, and discussion held with, management at the meeting, the Board considered a variety of other factors in approving each Agreement. The factors considered by the Board included, but were not limited to, the following: (1) the nature and quality of the services provided to each Milestone Fund by the Adviser; (2) the Adviser's profitability from the Advisory Agreement; (3) the appropriateness of the Adviser's fee taking into account any ancillary benefits to the Adviser and its affiliates that can be attributed to the Adviser's position with the Milestone Fund; (4) the Adviser's fees as compared to those charged by others for providing similar advisory services to clients similar to the Milestone Fund; (5) the experience and qualifications of the Adviser's personnel and the extent of care and conscientiousness with which the Adviser performs its duties; and (6) the nature, quality and costs of the non-investment management services provided by the Adviser and its affiliates to the Milestone Fund's shareholder base.

Based upon the foregoing and other factors, the Board, including all of the Independent Directors, concluded that the nature and quality of the Adviser's services or to be provided to the Milestone Funds were consistent with the Milestone Funds' operational requirements; and that continuation or the initial approval of the Agreement is in the best interests of the applicable Milestone Fund and its respective shareholders, and unanimously approved the Agreement.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The principal shareholder of The Vantagepoint Funds is VantageTrust (the "VantageTrust"), a Trust sponsored by The VantageTrust Company (a New Hampshire non-depository bank), which is a wholly owned subsidiary of RC. The VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The VantageTrust owns a majority of the outstanding shares of each underlying Fund and is therefore considered a "control" person for purposes of the 1940 Act. As a control person of each underlying Fund, VantageTrust may possess the ability to control the outcome of matters submitted to the vote of shareholders.

                     INVESTMENT ADVISORY AND OTHER SERVICES

VIA is a wholly owned subsidiary of, and is controlled by RC, a retirement plan administrator and investment adviser whose principal investment advisory client is VantageTrust. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. These plans are established and maintained in accordance with Sections 457 and 401, respectively, of the Internal Revenue Code of 1986, as amended. RC has been registered as an investment adviser with the SEC since 1983.

VIA is a Delaware limited liability company, and is registered as an investment adviser with the SEC.

VIA provides investment advisory services to each of The Vantagepoint Funds, including the Milestone Funds, pursuant to a Master Advisory Agreements (each an "Advisory Agreement"). The advisory services include fund design, establishment of fund investment objectives and strategies, and performance monitoring. VIA supervises and directs each fund's investments. Additionally, VIA is responsible for the asset allocation for the Milestone Funds. VIA furnishes periodic reports to The Vantagepoint Funds' Board of Directors regarding the investment strategy and performance of each fund.

Pursuant to the Advisory Agreement, the Milestone Funds compensate VIA for these services by paying VIA an annual advisory fee assessed against daily average net assets under management in each Milestone Fund at the annual rate of 0.10%. Because the Milestone Funds are new series, they have not yet paid any advisory fees.

VIA or its broker-dealer affiliate, ICMA-RC Services' LLC ("RC Services"), provides all distribution and marketing services for the Milestone Funds. VIA or its transfer agent affiliate, Vantagepoint Transfer Agents, LLC. ("VTA"), also provides certain administrative shareholder support services for the Milestone Funds pursuant to a Transfer Agency and Administrative Services Agreement related to the retirement plans investing in the Milestone Funds. The address for VIA, RC Services, and VTA is 777 N. Capitol Street, N.E., Washington, D.C. 20002 VIA or VTA, as the case may be, also provides Fund administration and transfer agency services, such as preparation of shareholder reports and proxies, shareholder recordkeeping and processing of orders. VIA and VTA does not receive any compensation from the Milestone Funds for these administrative and transfer agency services.

The advisory fee, the fee for investor services, and the fee for fund services are deducted from the applicable Milestone Fund's assets, and their effect is factored into any quoted share price or investment return for that Milestone Fund.

The Vantagepoint Funds, VIA and ICMA-RC Services LLC, the Funds' distributor has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes apply to the personal investing activities of access persons as defined by Rule 17j-1, and are designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Under the codes, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and, in certain cases, pre-clear securities transactions. A copy of these codes are on file with the SEC and available to the public.

The Milestone Funds have also entered into an Administration Agreement with Investors Bank & Trust Company ("IBT") wherein IBT performs certain fund accounting, financial reporting, tax filing and portfolio compliance functions. Because the Milestone Funds are new series they have not yet paid any fees for these services.

                  PORTFOLIO TRANSACTIONS OF THE MILESTONE FUNDS

The Vantagepoint Funds participate in a securities lending program under which the Milestone Funds' custodian is authorized to lend fund securities to qualified institutional investors under contracts calling for collateral in U.S. Government securities or cash in excess of the market value of the securities loaned. The Vantagepoint Funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral.

                       CAPITAL STOCK AND OTHER SECURITIES

The Vantagepoint Funds is an open-end diversified management investment company organized as a Delaware business trust. As an open-end company, The Vantagepoint Funds continually offers shares to the public. Each Milestone Fund offers a single class of shares.

                            PURCHASES AND REDEMPTIONS

PURCHASES

Reference is made to the Prospectus under the heading "Purchases, Exchanges and Redemptions."

The Milestone Funds reserve the right in their sole discretion (i) to suspend the offering of their shares or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Milestone Fund or Milestone Funds.

REDEMPTIONS

Reference is made to the Prospectus under the heading "Purchases, Exchanges and Redemptions."

The Milestone Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed or trading on the exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Milestone Funds to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

IRA REDEMPTION REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE.

A signature guarantee is designed to protect shareholders against fraud and may be required by The Vantagepoint Funds at the discretion of its management. A redemption request must be made in writing and must include a signature guarantee if any of the following situations would apply:

*     The account registration has changed within the past 30 days;

* The check is being mailed to an address other than the one listed on the account (record address);

*     The check is being made payable to someone other than the account owner;

* The redemption proceeds are being transferred to an account with a different registration;

*     Proceeds are to be wired to a bank account that was not pre-designated;
      and

* Any other transaction reasonably determined by the Funds to require a signature guarantee.

A signature guarantee may be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. Please note: a notary public cannot provide a signature guarantee, and a notarized redemption request is not sufficient.

The Milestone Funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in an amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the

Milestone Funds at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Pricing and Timing of Transactions" and a redeeming shareholder would normally incur brokerage expenses if he or she converted these securities to cash.

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new Prospectus or a Prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor for a complete redemption of that account. In addition, The Vantagepoint Funds may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a withdrawal/distribution from such a plan may have adverse tax consequences. A shareholder contemplating such a withdrawal/distribution should consult his or her tax advisor. Other shareholders should consider the tax consequences of any redemption and consult their tax advisor.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Milestone Funds may suspend the right of redemption or the date of payment:
(i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Milestone Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Milestone Fund's investors.

                       TAXATION OF THE VANTAGEPOINT FUNDS

The Vantagepoint Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which would cause the ordinary income (which includes short-term capital gains) and net long-term capital gains of the Fund to "pass through" to the shareholders for federal income and capital gains tax purposes. Failure to qualify for Subchapter M status could result in federal income and capital gains taxes being assessed at the fund level, which would reduce fund returns correspondingly.

                         CALCULATION OF PERFORMANCE DATA

For purposes of quoting and comparing the performance of a Milestone Fund to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Milestone Fund may be stated in terms of total return. Under SEC rules, funds advertising performance must include total return quotes calculated according to the following formula:

                                P(1+T)(N) = ERV

Where:      P =        a hypothetical initial payment of $1,000;

            T =        Average annual total return;

            n =        Number of years (1, 5 or 10); and

            ERV=       Ending redeemable value of a hypothetical
                       $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or
                       Fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Milestone Funds. In calculating the ending redeemable value, all dividends and distributions by a Milestone Fund are assumed to have been reinvested at net asset value as described in the Milestone Fund's Prospectus on the reinvestment dates during the period. Total return, or `T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

In addition to the total return quotations discussed above, a Milestone Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Milestone Fund's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Milestone Fund share on the last day of the period, according to the following formula:

                            YIELD = [2(a-b + 1) (6)- 1]
                                    -------------------
                                          [cd]

Where:     a =    dividends and interest earned during the period;

           b =    expenses accrued for the period (net of reimbursements);

           c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

           d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the "a" Milestone Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in a Milestone Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Milestone Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

Communications which refer to the use of a Fund as a potential investment for employee benefit plans or Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal tax applies.

In assessing such comparison of yields, an investor should keep in mind that the composition of the investments in the reported averages might not be identical to the formula used by the Milestone Fund to calculate its yield. In addition, there can be no assurance that any Milestone Fund will continue its performance as compared to such other averages.

               LEGAL COUNSEL, INDEPENDENT ACCOUNTANTS & CUSTODIAN.

Crowell & Moring LLP, Washington, D.C. serves as legal counsel to the Milestone Funds. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland, serves as independent accountants to the Milestone Funds. Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, serves as custodian.

APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

AAA - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

CAA - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

APPENDIX B
PROXY VOTING POLICIES

Below are the proxy voting polices (or summaries thereof) of Vantagepoint Investment Advisers, LLC. You may obtain information about the Milestone Funds' proxy voting decisions, without charge, by checking the Milestone Funds' website at www.icmarc.org or on the SEC's website at www.sec.gov.

                      VANTAGEPOINT INVESTMENT ADVISERS, LLC

                      PROXY VOTING POLICIES AND PROCEDURES
                                  REVISED AS OF
                                  MARCH 5, 2004

PURPOSE: Vantagepoint Investment Advisers, LLC ("VIA") has adopted these Proxy Voting Policies and Procedures ("Proxy Policies") to seek to ensure that VIA votes proxies with respect to securities held in accounts of its clients in a manner consistent with the clients' best interests.

GUIDING PRINCIPLES: It is the policy of VIA to vote client proxies for the exclusive benefit and in the best economic interests of the client, that is, in the manner that VIA believes is most likely to maximize total return to the client as an investor in the securities being voted.

SCOPE: These Proxy Policies apply where VIA has and exercises voting power in respect to client securities. Currently, VIA votes proxies for one client, The Vantagepoint Funds ("Fund"), and only in respect to shares of certain mutual funds held by various series of the Fund.(1) Certain series of the Fund invest all or part of their assets in other series of the Fund, while other series invest in mutual funds ("Third Party Funds") that are not advised by VIA or any of its related persons.

The authority and responsibility for voting proxies with respect to all other portfolio securities of the Fund has been delegated to the subadviser for each series or portion of the Fund that holds the securities being voted, under investment subadvisory agreements between the Fund, VIA and each subadviser. VIA reviews and evaluates the proxy voting policies and voting record of each subadviser as part of its initial scrutiny and ongoing oversight of each subadviser. Although VIA does not currently expect to be called on to vote proxies for the Fund where that responsibility has been delegated to a subadviser, if that were to occur, VIA would vote such proxies on a case-by-case basis, following the Guiding Principles set forth above and, where appropriate, taking into account the principles set forth in the proxy voting policies of the subadviser for the series or portion of a series holding the security to be voted.

VIA does not vote proxies for any client other than the Fund.

ADMINISTRATION OF PROXY POLICIES: VIA has established a Proxy Voting Committee comprised of members of the staff of its Investment Division and Legal Department ("Committee"). The Committee is responsible for overseeing and updating these Proxy Policies as may be appropriate from time to time.

VIA's Investment Division is responsible for overseeing and administering the voting of client proxies. The Investment Division's responsibilities include identifying any material conflicts of interest on the part of VIA or its personnel that may affect particular proxy votes and resolving any material conflicts identified in consultation with VIA's Legal

----------
(1) The series of the Fund for which VIA now votes proxies in respect to shares of mutual funds held in their portfolios are: (1) the Vantagepoint Money Market Fund; and (2) the Vantagepoint Model Portfolio Funds (currently, the Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, the Model Portfolio Long-Term Growth Fund and the Model Portfolio All-Equity Growth Fund). In the future, additional series of the Fund may invest all or part of their assets in shares of mutual funds for which VIA will vote proxies in accordance with these Proxy Policies.

Department; analyzing and evaluating particular proposals presented for vote; determining when and how proxies should be voted other than in accordance with the general rules and criteria set forth below under "Proxy Voting Guidelines;" implementing procedures reasonably designed to ensure that proxies are received and voted in a timely manner; and making and keeping all required records with respect to proxies voted by VIA.

CONFLICTS OF INTEREST:

1. Voting Shares of Series of the Fund. VIA serves as the investment adviser for all series of the Fund. In addition, VIA's parent company, the ICMA Retirement Corporation ("RC"), is the sponsor of the Fund and other subsidiaries of RC serve as the Fund's transfer agent and distributor. Where a series of the Fund invests in the shares of one or more other series of the Fund, there is the potential for a conflict of interest on the part of VIA in voting those shares, if the matter being voted would have a material impact on VIA or one of its related companies.

To avoid such potential conflicts or the appearance of conflicts, VIA, after consulting with the Fund's Board of Directors, has determined that, as a matter of policy, it normally will NOT exercise its authority to decide how to vote proxies with respect to shares of any series of the Fund held by another series. Instead, VIA generally will seek instructions on how to vote those proxies from the Board of Directors of the VantageTrust Company ("Trust Company"), and will cast the Fund's votes in accordance with the instructions received.(2) The Trust Company owns a majority of the voting shares of each series of the Fund either directly, or indirectly through its holdings of shares of the Vantagepoint Model Portfolio Funds. A majority of the members of the Trust Company's Board of Directors are independent of VIA and its related companies. However, in the event that the Trust Company does not hold sufficient voting shares, directly or indirectly, to determine the outcome on any matter being voted, VIA may (a) decide how to vote the shares, if VIA determines that it does not have an actual and material conflict of interest with respect to the particular matter, e.g., a vote to approve or disapprove auditors selected by the Fund Board; or (b) seek approval from the Fund's Board of Directors for alternative ways to avoid the conflict, which may include requesting instructions from all shareholders of the series having the right to vote the proxy, retaining an independent third party to determine how to vote the proxy or casting the vote in proportion to the votes cast by shareholders other than the Fund or its series.

2. Voting Third Party Fund Proxies. Before voting, VIA's Investment Division will screen Third Party Fund proxies to seek to identify any material conflicts of interest that could affect VIA's judgment in deciding how to vote. Conflicts of interest could arise from a variety of circumstances, including, but not limited to, significant current or potential business relationships between VIA (or its related companies) and the sponsor, investment adviser or distributor of a Third Party Fund or certain personal or business relationships between personnel of VIA (or its related companies) and a Third Party Fund or such fund's investment adviser, distributor or sponsor. In evaluating the materiality of conflicts of interest, the Investment Division will consult with the Legal Department. Generally, a conflict of interest arising as a result of a current or prospective business relationship between VIA and another party with an interest in the outcome of the proxy vote will not be considered material if VIA (or a related company) did not receive more than 1% of its total revenues during its last fiscal year as a direct result of services provided by VIA (or a related company) to that party and does not reasonably expect to receive the same or a higher percentage of its total revenues from that business relationship in its current fiscal year. In addition, VIA does not treat the adviser/subadviser, custodial or other service provider relationships between the Fund and its third party subadvisers or other third party service providers as creating a material conflict of interest in connection with the voting of proxies in respect to the shares of a Third Party Fund that uses one or more of the same service providers. If a material conflict of interest is identified, VIA may vote the proxy in accordance with its written Proxy Voting Guidelines, but only if the guidelines specifically state how such a matter generally will be voted, i.e., the guidelines state that votes generally will be cast "for," "against," or "abstain" on that type of proposal. Otherwise, VIA will resolve the conflict as described above under "Voting Shares of Series of the Fund."

WHEN VIA MAY NOT VOTE PROXIES: VIA may not vote proxies in certain circumstances, including situations where (a) the securities being voted are no longer held by the client; (b) the proxy and other relevant materials are not received in

----------
(2) The Trust Company currently owns a majority of the voting shares of each series of the Fund and indirectly owns, through the Model Portfolio Series of the Fund, a majority of the voting shares of the Vantagepoint Income Preservation Fund.

sufficient time to allow adequate analysis or an informed vote by the voting deadline; or (c) VIA concludes that the cost of voting the proxy is likely to exceed the expected benefits to the client.

MAINTENANCE OF PROXY VOTING RECORDS: As required by Rule 204-2 under the Investment Advisers Act of 1940, VIA will maintain the following records relating to proxy voting for a period of at least six years:

      (i) a copy of these Proxy Policies, as they may be amended from time to time;

      (ii) copies of proxy statements received regarding client securities, unless these materials are available electronically through the SEC's EDGAR system;

      (iii) a record of each proxy vote cast on behalf of its clients;

      (iv) a copy of any internal documents created by VIA that were material to making the decision how to vote proxies on behalf of its clients; and

      (v) each written client request for information on how VIA voted proxies on behalf of the client and all written responses by VIA to oral or written client requests for such proxy voting information.

DISCLOSURE: VIA will provide clients a summary of these Policies, either directly or by delivering to each client of a copy of its Form ADV, Part II that contains a summary, and also will provide clients information on how a client may obtain a copy of the full text of these Proxy Policies and a record of how VIA has voted the client's proxies. A copy of these materials will be provided promptly to clients on request. For mutual fund clients, VIA will provide the proxy voting information needed to complete Form N-PX and will coordinate with each fund and its other service providers, including subadvisers of the fund, to assist the fund to obtain the information required to be filed on Form N-PX on a timely basis.

                             PROXY VOTING GUIDELINES

Generally, VIA will vote mutual fund proxies (with the exception of proxies in respect to shares of the Short-Term Investments Co. Liquid Assets Portfolio) in accordance with the following guidelines. These are only guidelines, are not exhaustive and therefore do not cover all potential voting issues. They may be changed or supplemented from time to time. Voting decisions not covered by these guidelines will be made in accordance with the Guiding Principles and other provisions of these Proxy Policies. In addition, because individual matters to be voted and the circumstances of issuers of the securities being voted vary, there may be instances when VIA will not strictly adhere to these guidelines in making its voting decision. At any time, VIA may seek voting instructions from its clients, including the Fund's Board of Directors or the direct or indirect owners of Fund shares.

AUDITORS

- VIA generally will vote FOR the recommendation of a fund's Board of Directors to appoint or ratify the appointment of auditors.

BOARD OF DIRECTORS/TRUSTEES ELECTIONS

- VIA generally will vote FOR all nominees of a fund's board of directors. However, each election is reviewed on a case by case basis and may include examination of the following factors: composition of the board and key board committees, each nominee's attendance at meetings, independent status, and other directorships held.

AMENDMENTS TO CHARTER DOCUMENTS

- VIA will vote on a CASE BY CASE basis proposals to amend a fund's declaration of trust, articles of incorporation or by-laws. The declaration of trust or articles of incorporation, along with the by-laws, are considered a fund's charter and describe how a fund is governed and conducts it business. A wide variety of amendments may be proposed, examples of which include:

            - Provisions for dollar-weighted voting.

            - The ability of a fund to reorganize without shareholder vote.

            - Amendments allowing a fund to issue multiple classes of shares.

            - Amendments increasing or decreasing the number of directors or trustees.

            - Fund name changes.

FUND REORGANIZATIONS AND MERGERS

- VIA generally will vote FOR proposals to reorganize a fund from a Massachusetts business trust to a Delaware business trust. A Delaware business trust generally should provide greater flexibility and efficiency in certain corporate and organizational matters.

- VIA will vote on a CASE BY CASE basis proposals for the merger of one fund into another fund. In reviewing these proposals, VIA will focus on the expected impact of the transaction on the fund whose shares are held by VIA's clients and will seek to evaluate what, if any, cost savings, efficiencies or other benefits shareholders of that fund may realize.

ADVISORY CONTRACTS

Amended advisory contracts generally must be approved by the shareholders of a fund. VIA will consider the benefits to shareholders and cost efficiencies, among other factors, when voting these proxies.

- VIA will vote on a CASE BY CASE basis proposals that would amend an advisory contract as a result of a "change of control" of an adviser.

- VIA will vote on a CASE BY CASE basis proposals that would increase an advisory fee.

- VIA will vote on a CASE BY CASE basis proposals providing for the hiring of a new adviser or subadviser.

RULE 12b-1 PLANS AND DISTRIBUTION AGREEMENTS

VIA will vote on a CASE BY CASE basis proposals to approve the use of fund assets to pay for the distribution of fund shares to new investors, to pay continuing service fees or to increase the amounts payable under or expand the scope of an existing 12b-1 plan or continuing service arrangement.

FUNDAMENTAL INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

A fund's investment objective, unless stated otherwise, is generally fundamental, and cannot be changed without a shareholder vote. In addition, a fund will have a number of fundamental policies and restrictions. These may include diversification and concentration policies and restrictions on borrowing and lending securities.

- VIA generally will vote AGAINST the reclassification of a fund's diversification policy from diversified to non-diversified.

- VIA generally will vote AGAINST changing a fund's investment objective from fundamental to non-fundamental.

- VIA will vote on a CASE BY CASE basis proposals amending a fund's concentration policy.

- VIA generally will vote FOR amending or eliminating fundamental investment policies or restrictions that reflect outdated state law requirements.

- VIA will vote on a CASE BY CASE basis proposals amending a fund's fundamental investment restrictions.

- VIA will vote on a CASE BY CASE basis proposals amending a fund's fundamental investment objective.

VOTING SHARES OF THE SHORT-TERM INVESTMENTS CO. LIQUID ASSET PORTFOLIO

In voting proxies in respect to shares of the Short-Term Investments Co. Liquid Assets Portfolio held by the Vantagepoint Money Market Fund ("Money Market Fund"), VIA will either seek voting instructions from the shareholders of the Money Market Fund and vote in accordance with those instructions, or vote the shares of the Short-Term Investments Co. Liquid Assets Portfolio in the same proportion as the vote of all other holders of those shares.

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS

(b)               Exhibits

(a) Agreement and Declaration of Trust of The Vantagepoint Funds (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(b) By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(c)               Not applicable.

(d)(1) Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors, LLC ("VIA") incorporated herein by reference to Exhibit (d)(i) of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(d)(2) Form of Second Master Investment Advisory Agreement between VIA and the Registrant on behalf of the Milestone Funds, filed herewith.

(d)(3) Subadvisory agreement - Capital Guardian Trust Company re: the International Fund incorporated herein by reference to exhibit
                  (d)(5) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(4)            Subadvisory Agreement - Fidelity Management Trust Company re:
                  the Growth Fund incorporated herein by reference to exhibit
                  (d)(9) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(5) Subadvisory Agreement -Tukman Capital Management, Inc. re: the Growth Fund is incorporated herein by reference to exhibit
                  (d)(11) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(6) Subadvisory Agreement - Brown Capital Management, Inc. re: the Growth Fund is incorporated herein by reference to exhibit
                  (d)(12) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(7) Subadvisory Agreement - Capital Guardian Trust Company re: the Growth & Income Fund incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(8) Subadvisory Agreement - Barrow, Hanley, Mewhinney & Strauss, Inc. re: the Equity Income Fund incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(9) Subadvisory Agreement - T. Rowe Price Associates re: the Equity Income Fund incorporated herein by reference to exhibit
                  (d)(18) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(10) Subadvisory Agreement - Mellon Capital Management re: the Asset Allocation Fund incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(11)           Subadvisory Agreement -Payden & Rygel Investment Counsel re:
                  the Income Preservation Fund is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(12)           Subadvisory Agreement - Southeastern Asset Management, Inc.
                  re: the Equity Income Fund is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(13) Form of Amendment to Subadvisory Agreements is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(14)           Subadvisory Agreement - Peregrine Capital Management, Inc. re:
                  Growth Fund is incorporated herein by reference to exhibit
                  (d)(31) of Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(15)           Subadvisory Agreement - Southeastern Asset Management, Inc.
                  re: Aggressive Opportunities Fund is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(16)           Subadvisory Agreement - Wellington Management Company, LLP Re:
                  Aggressive Opportunities Fund is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(17) Subadvisory Agreement - Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to exhibit (d)(34) of Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(18)           Subadvisory Agreement - T. Rowe Price Associates, Inc. re:
                  Aggressive Opportunities Fund is incorporated herein by reference to exhibit (d)(35) of Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(19)           Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Mid/Small Company Index Fund is incorporated herein by reference to exhibit (d)(36) of Post-Effective Amendment No.10 filed on March 2, 2004

(d)(20)           Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Broad Market Index Fund is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(21)           Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Overseas Equity Index is incorporated herein by reference to exhibit (d)(38) of Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(22)           Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Core Bond Index Fund is incorporated herein by reference to exhibit (d)(39) of Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(23) Subadvisory Agreement - Mellon Capital Management Corporation re: S&P 500 Index Fund is incorporated herein by reference to exhibit (d)(40) of Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(24) Subadvisory Agreement - Mellon Capital Management Corporation re: US Government Securities Fund is incorporated herein by reference to exhibit (d)(41) of Post-Effective Amendment No. 9 filed on March 2, 2004

(e) Distribution Agreement between the Registrant and ICMA-RC Services LLC incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(f)               Not applicable.

(g) Custody Agreement between Registrant and Investors Bank & Trust is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No.6 filed on April 25, 2001.

(h)(1) Transfer Agency Agreement is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No.6 filed on April 25, 2001.

(h)(2) Sub-Transfer Agency and Service Agreement is incorporated herein by reference to exhibit (h)(2) of Post-Effective Amendment No.6 filed on April 25, 2001.

(i)(1)            Legal Opinion of Crowell & Moring LLP, filed herewith.

(j)               Not applicable.

(k)               Not applicable.

(l) Purchase Agreement incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(m)               Not applicable.

(n)               Not applicable.

(o)(1) Rule 18f-3 Plan amended August 30, 2004, incorporated by reference to exhibit (o)(1) of Post-Effective Amendment No.12 filed September 23, 2004.

(p) The Vantagepoint Funds' Policy on Personal Investment Activity and Prevention of the Misuse of Inside Information is incorporated herein by reference to exhibit (p) of Post-Effective Amendment No.11 filed on April 28, 2004.

(p)(1) Code of Ethics for Brown Capital Management, Inc. is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No.6 filed on April 25, 2001.

(p)(2) Code of Ethics for Payden & Rygel Investment Counsel is incorporated herein by reference to Post-Effective Amendment No.44 filed by the PaydenFunds SEC File No. 33-46973 on February 28, 2002.

(p)(3) Code of Ethics for Tukman Capital Management, Inc. is incorporated herein by reference to exhibit (p)(4) of Post-Effective Amendment No 8 filed on April 26, 2002.

(p)(4) Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, Inc is incorporated herein by reference to Post-Effective Amendment No. 99 filed by Vanguard Windsor Funds on February 6, 2003, SEC File No. 02-14336.

(p)(5) Code of Ethics for Capital Guardian Trust Company incorporated herein by reference to Post Effective Amendment No. 27 filed by American Funds Income Series , filed on February 13, 2002, SEC File No. 02-98199.

(p)(6) Code of Ethics for Fidelity Management Trust Company incorporated herein by reference to Post-Effective Amendment No. 81 filed by Fidelity Advisor Series IV on January 23, 2003, SEC File No. 02-83672.

(p)(7) Code of Ethics for Mellon Capital Management Corporation incorporated herein by reference to Post-Effective Amendment No. 28 filed by JNL Series Trust filed on December 27, 2001, SEC File No. 33-87244.

(p)(8) Code of Ethics for T. Rowe Price Associates, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 filed by T. Rowe Price Summit Funds filed on February 28, 2002 SEC File No. 033-50319.

(p)(9) Code of Ethics for Wellington Management Company, LLP is incorporated herein by reference to Post-Effective Amendment No. 99 filed by Vanguard Windsor Funds on February 6, 2003, SEC File No. 02-14336.

(p)(10) Code of Ethics for Southeastern Asset Management, Inc. is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No.6 filed on April 25, 2001.

(p)(11) Code of Ethics for Peregrine Capital Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 11 filed by Wells Fargo Variable Trust on May 1, 2002, SEC File No. 333-74283.

(p)(12) Code of Ethics for Artisan Partners Limited Partnership is incorporated herein by reference to Post-Effective Amendment No. 48 filed by Schwab Capital Trust on May 30, 2002, SEC File No. 33-62420.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

VIA, the investment adviser for the Funds, is wholly owned by the ICMA Retirement Corporation, which is itself a registered investment adviser. The ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans.

ITEM 27. PRINCIPAL UNDERWRITER

ICMA-RC Services LLC ("RC Services") serves as distributor and principal underwriter. RC Services does not serve as distributor to any other investment company.

Names and Principal     Positions and Offices        Positions and Offices
 Business Address         with Underwriter                 with Fund
------------------      ---------------------        ---------------------
Joan McCallen             President                     President
John Bennett              Acting Treasurer              Acting Treasurer
Paul Gallagher            Secretary                     Secretary

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documentation required by Section 31(a) of the Investment Company Act of 1940 and the Rules under that Section will be maintained in the physical possession of Registrant, the Registrant's investment adviser, VIA, and the Registrant's transfer agent, VTA, which has a place of business at 777 North Capital Street, NE, Ste. 600, Washington, DC 20002, and the Registrant's custodian, IBT, which has a place of business at 200 Clarendon Street, 16th Floor, Boston, MA 02116.

ITEM 29. MANAGEMENT SERVICES

Reference is made to the discussion in this Statement of Additional Information regarding the ICMA Retirement Corporation, ICMA-RC Services, LLC, and Vantagepoint Transfer Agents, LCC, under the heading "Investment Advisory and Other Services."

ITEM 30. UNDERTAKINGS

         None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 8th day of October, 2004.

                                     THE VANTAGEPOINT FUNDS

                                         /s/ Joan McCallen
                                         --------------------------------
                                         Joan McCallen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

         Signatures                          Title                      Date
         ----------                          -----                      ----
/s/ Joan McCallen                   President                      October 8, 2004
-----------------------------
Joan McCallen

/s/ John Bennett                    Acting Treasurer &             October 8, 2004
-----------------------------       Chief Financial Officer
John Bennett

              *                     Director                       October 8, 2004
-----------------------------
Peter Meenan

              *                     Director                       October 8, 2004
-----------------------------
N. Anthony  Calhoun

              *                     Director                       October 8, 2004
-----------------------------
Donna Gilding

              *                     Director                       October 8, 2004
-----------------------------
Arthur Lynch

              *                     Director                       October 8, 2004
-----------------------------
Eddie Moore

              *                     Director                       October 8, 2004
-----------------------------
Alison Rudolf

              *                     Director                       October 8, 2004
-----------------------------
Robin L Wiessmann

*By /s/ Paul Gallagher
    -------------------------
    Paul F. Gallagher
    Attorney-in-Fact

                                  EXHIBIT INDEX

                               FILE NO. 333-60789

EX.-99.22(d)(2)   Form of Second Master Investment Advisory Agreement

EX.-99.22(i)(1)   Opinion and Consent of Counsel - Crowell & Moring LLP